                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/04

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 11/30/94 through 11/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN HIGH YIELD MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------     ------------------------------
11/94                                                                       9526                              10000
12/94                                                                       9692                              10220
                                                                           10188                              10943
                                                                           10373                              11207
                                                                           10609                              11529
12/95                                                                      11040                              12006
                                                                           11023                              11861
                                                                           11128                              11952
                                                                           11377                              12226
12/96                                                                      11682                              12537
                                                                           11812                              12508
                                                                           12146                              12941
                                                                           12549                              13331
12/97                                                                      12970                              13693
                                                                           13206                              13850
                                                                           13442                              14060
                                                                           13748                              14493
12/98                                                                      13836                              14580
                                                                           13988                              14709
                                                                           13961                              14449
                                                                           13860                              14391
12/99                                                                      13608                              14279
                                                                           13759                              14697
                                                                           13809                              14920
                                                                           14093                              15280
12/00                                                                      14277                              15948
                                                                           14531                              16303
                                                                           14735                              16411
                                                                           15020                              16871
12/01                                                                      14990                              16767
                                                                           15147                              16925
                                                                           15525                              17545
                                                                           15776                              18378
12/02                                                                      15868                              18377
                                                                           15928                              18599
                                                                           16547                              19077
                                                                           16691                              19093
12/03                                                                      17058                              19354
                                                                           17478                              19689
                                                                           17236                              19222
                                                                           17824                              19969
11/04                                                                      18029                              19976

                                A SHARES               B SHARES               C SHARES
                              since 1/02/86          since 7/20/92         since 12/10/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              6.63%       6.36%      5.85%       5.85%      5.16%       5.16%

10-year                      6.59        6.07       6.11        6.11       5.79        5.79

5-year                       5.57        4.54       4.78        4.54       4.80        4.80

1-year                       6.42        1.33       5.62        1.62       5.63        4.63
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  5.30%                  4.81%                  4.82%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since-inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2004

Van Kampen High Yield Municipal Fund is managed by the Adviser's Municipal Fixed Income team. Current team members include Wayne D. Godlin, Managing Director, and James D. Phillips, Vice President.(1)

MARKET CONDITIONS

During the early months of the reporting period, the municipal market experienced little volatility. Although economic growth appeared to be escalating, job growth and inflation remained low, leading the Federal Open Market Committee (the Fed) to maintain interest rates at near-historic low levels.

In the spring, however, climbing oil prices, growing tensions in Iraq, and unexpectedly high job payroll data caused some turmoil in the bond markets. At the same time, investors began to anticipate a reversal in the Fed's accommodative policy and rising interest rates. Together, these factors led to a slump in bond prices. This sell-off was short-lived, however, lasting only until early May when yields began to decline again and the market rallied.

In June, expectations of rising rates were realized when the Fed finally raised their target federal funds rate a quarter-point, with equal increases to follow in August, September and November. Historically, Fed tightening like this has resulted in an increase in yields across all maturities. In this case, however, while yields on shorter-maturity bonds have been rising, yields on longer-maturity bonds have declined slightly. This uncharacteristic flattening of the yield curve is likely due to a variety of factors, including the continued absence of any real inflation as well as renewed skepticism about future economic growth, which have fueled growing demand for longer-term, higher-yielding bonds.

Overall, high-yield bonds posted the highest returns within the municipal market during the fiscal year. Demand for these securities has continued to be strong, as the market's perception of credit and default risk has waned as the economy has improved. This growing demand was met with a moderate supply of high-yield municipal bonds, which led to a contraction in credit spreads and the favorable performance of this sector of the market.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

For the fiscal year ended November 30, 2004, the fund returned 6.42 percent (Class A shares, assuming no front-end sales charge was paid), outperforming its benchmark index, the Lehman Brothers Municipal Bond Index, by more than 200 basis points. (See table below.)

The fund's emphasis on health care, continuing care, tax district and industrial revenue bonds--its top four sector weightings--was a significant contributor to its strong performance during the reporting period.

Overall, health-care bonds have been performing particularly well as the marketplace has begun to recognize the improving fundamentals within this sector. Many large hospitals are showing improved balance sheets and profit and loss statements as well as better debt-service coverage ratios. In addition, reimbursement rates from many insurance providers have moved marginally higher. These improvements have helped to reduce the yield premium demanded by investors in these bonds.

Fundamentals have also been improving in the life-care (or continuing-care) sector of the market. These bonds are a hybrid of long-term care bonds and elderly housing bonds, and the fund's exposure to this sector--its second largest--was another driver of performance. Tax-district (or community development) bonds benefited from strong housing starts and low mortgage rates.

The fund's holdings within the higher-education sector--particularly charter schools--also boosted returns. These are private schools but because they are run as not-for-profit corporations, they are financed in the tax-exempt market.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2004

---------------------------------------------------------
                                    LEHMAN BROTHERS
                                       MUNICIPAL
      CLASS A   CLASS B   CLASS C     BOND INDEX

       6.42%     5.62%     5.63%         4.07%
---------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

Although charter schools are somewhat new, they have been very successful to date and are growing in number.

Despite the fact that the fund was closed to new investors for much of the fiscal year, it continued to receive strong inflows from existing investors. While we have not had difficulties in finding investments that meet our investment requirements, keeping the fund closed has helped to ensure that we can continue to put investment dollars to work effectively. We have been able to keep the fund fully invested. Some of the inflows were invested in high-grade securities because we found more attractive short-term opportunities within this sector of the market. The resulting higher allocation to higher-rated bonds was also quite beneficial to performance, as this sector has rallied since late summer. Going forward, we will continue to monitor the market closely and evaluate whether any changes merit the fund's reopening.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATION AS OF 11/30/04
AAA/Aaa                                                           4.3%
AA/Aa                                                             4.9
A/a                                                               6.4
BBB/Baa                                                          14.9
BB/Ba                                                             6.0
B/B                                                               5.4
CCC/Caa                                                           0.2
CC/Ca                                                             0.2
Non-Rated                                                        57.7

TOP 5 SECTORS AS OF 11/30/04
Health Care                                                      21.1%
Continuing Care                                                  18.7
Industrial Revenue                                               14.8
Tax District                                                     12.9
Higher Education                                                  5.8

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/04
Florida                                                          11.4%
New York                                                          7.8
Texas                                                             7.3
Illinois                                                          6.7
California                                                        6.4
Pennsylvania                                                      6.3
Massachusetts                                                     5.3
New Jersey                                                        4.0
Colorado                                                          3.3
Arizona                                                           3.2
Minnesota                                                         3.2
Wisconsin                                                         2.5
Virginia                                                          2.5
Michigan                                                          2.4
Missouri                                                          2.1
Georgia                                                           2.0
Tennessee                                                         1.6
Ohio                                                              1.5
South Carolina                                                    1.5
Oklahoma                                                          1.4
Alabama                                                           1.3
New Hampshire                                                     1.1
Maryland                                                          1.1
Nevada                                                            1.1
Oregon                                                            1.1
Washington                                                        1.1
Louisiana                                                         1.0
Hawaii                                                            0.8
New Mexico                                                        0.7
North Carolina                                                    0.7
Indiana                                                           0.6
Kentucky                                                          0.6
Connecticut                                                       0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/04
                                       (continued from previous page)
Iowa                                                              0.5
South Dakota                                                      0.5
Vermont                                                           0.5
Utah                                                              0.5
Rhode Island                                                      0.4
Kansas                                                            0.4
Mississippi                                                       0.4
Puerto Rico                                                       0.3
Alaska                                                            0.3
North Dakota                                                      0.3
Maine                                                             0.2
Idaho                                                             0.1
Delaware                                                          0.1
District of Columbia                                              0.1
                                                                -----
Total Long-Term Investments                                      99.1%
Total Short-Term Investments                                      0.1
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter.

       You may obtain copies of the fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/04 - 11/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING         ENDING          EXPENSES PAID
                                             ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                             ---------------------------------------------------
                                                6/1/04          11/30/04        6/1/04-11/30/04
Class A
  Actual...................................    $1,000.00        $1,051.10            $4.36
  Hypothetical.............................     1,000.00         1,020.80             4.29
  (5% annual return before expenses)
Class B
  Actual...................................     1,000.00         1,047.11             8.19
  Hypothetical.............................     1,000.00         1,017.00             8.07
  (5% annual return before expenses)
Class C
  Actual...................................     1,000.00         1,047.22             8.19
  Hypothetical.............................     1,000.00         1,017.00             8.07
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.60%, and 1.60% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  99.1%
          ALABAMA  1.3%
$1,000    Alabama Spl Care Fac Fin Auth Methodist
          Home for the Aging.........................       6.300%  06/01/24   $      883,640
 4,500    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co (AMT)...............       6.450   12/01/23        4,522,365
 8,055    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co (AMT) (GTY AGMT:
          Boise Cascade Corp.).......................       6.450   12/01/23        8,168,173
 4,000    Colbert Cnty Northwest Auth Hlth Care
          Fac........................................       5.750   06/01/27        3,887,480
 3,280    Courtland, AL Indl Dev Brd Environmental
          Impt Rev Intl Paper Co Proj Ser A Rfdg
          (AMT)......................................       5.800   05/01/22        3,397,752
 7,000    Courtland, AL Indl Dev Brd Environmental
          Impt Rev Intl Paper Co Proj Ser B (AMT)....       6.250   08/01/25        7,394,590
 1,235    Courtland, AL Indl Dev Brd Solid Waste Disp
          Champion Intl Corp Proj Rfdg (AMT).........       6.000   08/01/29        1,264,825
 2,460    Huntsville Carlton Cove, AL Carlton Cove
          Inc Proj Ser A (a).........................       8.000   11/15/19        1,483,085
 5,000    Huntsville Carlton Cove, AL Carlton Cove
          Inc Proj Ser A.............................       8.125   11/15/31        3,009,000
 4,000    Huntsville Redstone Vlg, AL Spl Care Fac
          Fin Auth Ser A.............................       8.125   12/01/26        3,842,960
 7,500    Huntsville Redstone Vlg, AL Spl Care Fac
          Fin Auth Ser A.............................       8.250   12/01/32        7,187,025
 1,250    Phenix Cnty, AL Environmental Impt Rev Rfdg
          (AMT)......................................       6.350   05/15/35        1,308,412
10,000    University AL Gen Rev Drivers Ser 529
          (Inverse Fltg) (Acquired 10/05/04, Cost
          $10,301,478) (MBIA Insd) (a) (b) (c).......       8.016   07/01/12       10,285,200
                                                                               --------------
                                                                                   56,634,507
                                                                               --------------
          ALASKA  0.3%
   830    Alaska Indl Dev & Expt Auth Upper Lynn
          Canal Regl Pwr (AMT).......................       5.800   01/01/18          744,825
 3,545    Alaska Indl Dev & Expt Auth Upper Lynn
          Canal Regl Pwr (AMT).......................       5.875   01/01/32        2,979,218
 2,000    Alaska Indl Dev & Expt Auth Williams Lynks
          AK Cargoport (AMT) (Acquired 05/17/01, Cost
          $2,000,000) (b)............................       8.125   05/01/31        2,065,460
 7,900    Juneau, AK City & Boro Nonrecourse Saint
          Ann's Care Ctr Proj........................       6.875   12/01/25        7,120,981
                                                                               --------------
                                                                                   12,910,484
                                                                               --------------
          ARIZONA  3.2%
 1,415    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network...............................       6.375   12/01/37        1,497,353
 5,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..........................................       7.500   11/15/23        5,050,650

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$9,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..........................................       7.750%  11/15/33   $    9,146,790
 6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A Rfdg.............       7.250   12/01/19        7,230,860
 3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A Rfdg.............       7.125   12/01/24        3,039,330
 6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A Rfdg.............       7.625   12/01/29        7,100,392
 1,045    Casa Grande, AZ Indl Dev Auth Hosp Rev
          Rfdg.......................................       8.250   12/01/15          868,332
 2,950    Cochise Cnty, AZ Indl Dev Auth Sierra Vista
          Regl Hlth Ctr Proj.........................       7.750   12/01/30        3,198,065
 1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev
          Tucson Elec Pwr Navajo Ser A (AMT).........       7.125   10/01/32        1,550,166
 6,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj.......................       7.500   03/01/35        6,387,600
 7,540    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Ser A......................       6.200   09/01/28        7,185,017
 1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Ser A......................       6.300   09/01/38          950,070
 1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj....................       7.125   06/01/10        1,514,634
 1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj....................       7.950   06/01/23        1,311,575
 5,500    Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II Proj
          Ser B (Acquired 01/05/98, Cost $5,500,000)
          (b)........................................       6.625   07/01/33        4,147,440
 3,000    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................       7.750   04/01/15        3,124,710
11,745    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................       7.875   04/01/27       12,091,125
 4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
          Ser A Rfdg.................................       6.375   08/01/15        4,088,720
 5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg............................       6.375   08/15/29        4,972,448
 3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg............................       6.500   08/15/31        3,396,120
   800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
          America West Airl Inc Proj (AMT)...........       6.250   06/01/19          601,320
 2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev
          Excalibur Charter Sch Proj (a).............       7.750   08/01/33        2,922,314
 3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev
          Milestones Charter Sch Dist (a)............       7.500   11/01/33        3,060,058
 4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
          Heights Charter Sch (a)....................       7.500   08/01/33        4,371,244

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$3,500    Pima Cnty, AZ Indl Dev Auth Fac Skyline
          Tech High Sch Proj.........................       7.500%  02/01/34   $    3,521,805
 6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada
          at Park Ctr Ser A..........................       7.000   05/15/27        6,841,935
 1,000    Pima Cnty, AZ Indl Dev Auth Ser A..........       7.250   11/15/18          650,270
 1,000    Pima Cnty, AZ Indl Dev Auth Ser A..........       8.250   11/15/22          649,280
 1,155    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
          Assmt Rev..................................       6.500   12/01/12        1,247,966
 1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Rfdg (Prerefunded @
          06/01/05)..................................       8.000   06/01/11        1,084,276
 2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Ser A Rfdg (Prerefunded @
          06/01/05)..................................       8.250   06/01/15        2,097,640
 1,000    Sundance Cmnty Fac Dist AZ.................       6.250   07/15/29        1,000,980
 3,897    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
          Assmt Rev No 2.............................       7.125   07/01/27        4,066,753
 1,025    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
          Assmt Rev No 3.............................       6.500   07/01/29        1,026,004
 3,235    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Living Ser A (AMT)...................       6.500   07/01/31        2,847,544
 7,600    Verrado Cmnty Fac Dist No 1 AZ.............       6.500   07/15/27        7,854,372
 4,000    Vistancia Cmnty Fac Dist AZ................       6.750   07/15/22        4,110,920
 4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev
          Yavapai Regl Med Ctr Ser A.................       6.000   08/01/33        4,185,200
                                                                               --------------
                                                                                  139,991,278
                                                                               --------------
          ARKANSAS  0.0%
 2,825    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
          Hosp Rev Newport Hosp & Clinic Inc.........       7.375   11/01/11        1,970,889
                                                                               --------------

          CALIFORNIA  6.4%
 1,035    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part.......................................       6.375   11/15/15        1,083,552
 3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part.......................................       6.375   11/15/28        3,514,841
 1,000    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg...................       5.850   10/01/27          947,420
 3,200    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg...................       6.200   10/01/27        3,172,672
 4,650    Agua Mansa, CA Indl Growth Assn Spl Tax
          Cmnty Fac Dist No 2002-1 (LOC: American
          Express Co.)...............................       6.500   09/01/33        4,711,333
 5,000    Beaumont, CA Fin Auth Loc Agy Rev Ser A....       7.000   09/01/33        5,267,750
 3,000    Blythe, CA Redev Agy Proj..................       5.750   05/01/34        2,923,050
 1,500    Brentwood, CA Infrastructure CIFP 2004-1...       5.875   09/02/34        1,511,250

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,210    California Ed Fac Auth Rev Pacific Graduate
          Sch of Psych (a)...........................       7.600%  11/01/21   $    1,276,453
 2,080    California Ed Fac Auth Rev Pacific Graduate
          Sch of Psych (Acquired 06/07/96, Cost
          $2,080,000) (a) (b)........................       8.000   11/01/21        2,187,286
10,450    California Hlth Fac Fin Auth Rev Hlth Fac
          Adventist Hlth Sys Ser A...................       5.000   03/01/33       10,285,935
 2,570    California St..............................       5.250   09/01/26        2,639,801
10,000    California St..............................       5.125   02/01/27       10,197,200
 5,000    California St..............................       5.250   02/01/29        5,131,550
 5,000    California St..............................       5.000   02/01/33        5,001,400
 5,000    California St Drivers Ser 519 (Inverse
          Fltg) (Acquired 09/22/04, Cost $5,214,564)
          (MBIA Insd) (a) (b) (c)....................       8.026   02/01/31        5,102,900
 2,905    California Statewide Cmnty Dev Auth
          Multi-Family Rev Hsg Heritage Pointe Sr Apt
          Ser QQ (AMT) (Acquired 02/19/02, Cost
          $2,897,738) (b)............................       7.500   10/01/26        2,815,294
 4,000    California Statewide Cmnty Dev Auth Rev
          Elder Care Alliance Ser A..................       8.000   11/15/22        4,118,560
 2,000    California Statewide Cmnty Dev Auth Rev
          Notre Dame De Namur Univ...................       6.500   10/01/23        1,962,560
 2,500    California Statewide Cmnty Dev Auth Rev
          Notre Dame De Namur Univ...................       6.625   10/01/33        2,443,475
 5,000    California Statewide Cmnty Dev Auth Rev San
          Francisco Art Institute (Acquired 07/05/02,
          Cost $5,000,000) (b).......................       7.375   04/01/32        5,009,300
 5,500    California Statewide Cmnty Dev Auth Rev
          Thomas Jefferson Sch of Law................       7.750   10/01/31        5,904,690
 3,220    California Statewide Cmnty Hosp Napa Vly
          Proj Ser A.................................       7.000   01/01/34        3,277,896
 2,000    California Statewide Cmnty Insd Hlth Fac LA
          Jewish Home (CA MTG Insd)..................       5.500   11/15/33        2,082,440
 1,360    Chino, CA Fac Dist No 3 Impt Area 1........       5.750   09/01/34        1,343,626
 2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
          (AMT) (Acquired 06/08/99, Cost $2,850,000)
          (b)........................................       6.750   12/01/30        2,793,598
 1,500    Corona Norco, CA Uni Sch D Ser A...........       5.700   09/01/29        1,489,035
 1,935    Fontana, CA Spl Tax Cmnty Fac Dist No 11
          Ser B......................................       6.500   09/01/28        2,016,792
 3,695    Fontana, CA Spl Tax Cmnty Fac Dist No 22
          Sierra.....................................       5.850   09/01/25        3,709,595
 3,000    Fontana, CA Spl Tax Cmnty Fac Dist No 22
          Sierra.....................................       6.000   09/01/34        3,024,990

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,350    Healdsburg, CA Ctf Part Nuestro Hosp Inc
          (Acquired 11/03/98, Cost $1,329,475) (b)
          (d) (e)....................................       6.375%  11/01/28   $       23,625
   450    Healdsburg, CA Ctf Part Nuestro Hosp Inc
          (Acquired 11/13/98, Cost $450,000) (b) (d)
          (e)........................................       6.250   11/01/08            7,875
 1,000    Imperial Beach, CA Pub Palm Ave Coml Redev
          Proj Ser A.................................       5.850   06/01/28          989,300
 3,000    Imperial Beach, CA Pub Palm Ave Coml Redev
          Proj Ser A.................................       6.000   06/01/33        3,065,880
   900    Indio, CA Pub Fin Auth Rev Tax Increment
          (Prerefunded @ 08/15/06)...................       6.500   08/15/27          959,949
 1,500    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B............................       6.375   08/15/33        1,535,775
 1,000    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B............................       6.500   08/15/34        1,026,290
 1,000    Irvine, CA Impt Bd Act 1915 Assmt Dist No
          00 18 Grp 4................................       5.375   09/02/26        1,002,920
 1,500    Irvine, CA Impt Bd Act 1915 Assmt Dist No
          03 19 Grp 2................................       5.500   09/02/29        1,504,920
 4,000    Jurupa, CA Cmnty Svcs Dist Spl Cmnty Facs
          Dist No 4 Ser A............................       5.700   09/01/34        4,004,040
 3,500    La Verne, CA Ctf Part Brethren Hillcrest
          Homes Ser B................................       6.625   02/15/25        3,554,005
 2,345    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F......................................       7.100   09/01/20        2,541,394
 2,500    Lincoln, CA Spl Tax Cmnty Facs Dist No 2003
          Ser 1......................................       6.000   09/01/34        2,542,325
 1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
          Cascades Business Pk.......................       6.400   09/01/22        1,047,070
 7,685    Los Angeles, CA Regl Arpt Fac Sublease Intl
          Arpt Rfdg..................................       6.350   11/01/25        5,072,100
 3,250    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease LA Intl Ser A-1 Rfdg......       7.125   12/01/24        3,084,575
 3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C (AMT)............................       7.000   12/01/12        2,854,830
26,700    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C (AMT)............................       7.500   12/01/24       25,960,944
 5,500    Los Angeles, CA Regl Arpt Lease Fac
          Sublease Continental Airl (AMT)............       9.250   08/01/24        5,578,320
 9,000    Los Angeles, CA Rites PA 1270 (Inverse
          Fltg) (Acquired 08/09/04, Cost $10,247,756)
          (MBIA Insd) (a) (b) (c)....................       8.111   03/01/12       10,554,390
 6,750    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A (AMT)...............       7.375   09/01/27        6,881,152

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Moreno Valley, CA Spl Tax Towngate Cmnty
          Fac Dist 87-1..............................       7.125%  10/01/23   $    1,007,600
 2,000    Murrieta, CA Cmnty Facs Dist No 2 the Oaks
          Impt Area Ser B............................       6.000   09/01/34        2,031,500
 3,645    Norco, CA Spl Tax Cmnty Fac Dist No 01-1...       6.750   09/01/22        3,736,016
 1,000    Oakley, CA Pub Fin Auth Rev................       6.000   09/02/28        1,018,050
 1,000    Oakley, CA Pub Fin Auth Rev................       6.000   09/02/34        1,013,790
10,000    Orange Cnty, CA San Dist (FGIC Insd).......       5.000   02/01/33       10,065,800
 4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
          Ser A......................................       6.375   09/01/32        4,069,200
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
          D..........................................       7.875   09/01/25        2,070,020
 2,760    Reedley, CA Ctf Part.......................       7.500   10/01/26        2,787,296
 1,600    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A.................................       6.700   09/01/17        1,674,000
 1,990    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A.................................       6.750   09/01/27        2,074,356
 2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9
          Bailey Hwy 101.............................       6.600   09/01/27        2,017,040
 2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9
          Bailey Hwy 101.............................       6.650   09/01/32        2,652,881
 6,120    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apt Ser A (AMT).....................       6.400   12/01/41        5,788,724
10,000    San Marcos, CA Pub Fac Auth Ser B..........       6.200   09/01/35       10,020,100
 1,505    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg (Acquired 07/28/98, Cost
          $1,505,000) (b)............................       6.000   09/01/12        1,571,446
 7,000    Southern CA Logistics Arpt Auth Proj.......       6.250   12/01/33        6,995,310
 1,665    Torrance, CA Hosp Rev Torrance Memorial Med
          Ctr Ser A..................................       5.500   06/01/31        1,714,983
 1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A...................................       5.900   09/01/24        1,024,950
 1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A...................................       6.000   09/01/34        1,521,750
 7,115    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax
          Rev Jr Lien Rfdg...........................       6.250   10/01/28        7,366,373
 2,000    Vallejo, CA Ctf Part Touro Univ............       7.250   06/01/16        2,153,900
 4,000    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
          Impt Dist Ser A............................       5.800   09/01/31        4,038,080
 4,000    Woodland, CA Spl Tax Cmnty Facs Dist 1
          Spring Lake................................       6.250   09/01/34        3,943,680
 1,060    Yuba City, CA Redev Agy Tax Hsg Set Aside
          Ser B (a)..................................       6.000   09/01/31        1,081,444
 1,880    Yuba City, CA Redev Agy Tax Hsg Set Aside
          Ser B (a)..................................       6.000   09/01/39        1,902,616
                                                                               --------------
                                                                                  276,078,828
                                                                               --------------

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO  3.3%
$2,175    Antelope Heights Met Dist CO...............       8.000%  12/01/23   $    2,177,218
 1,620    Arvada, CO Multi-Family Rev Hsg Arvada
          Nightingale Proj Rfdg (AMT) (Acquired
          04/16/99, Cost $1,620,000) (b).............       6.250   12/01/18        1,475,658
 1,845    Bradburn Met Dist No 3 CO..................       7.500   12/01/33        1,889,926
 1,895    Briargate Ctr Business Impt Dist CO Ser
          A..........................................       7.450   12/01/32        1,908,019
 2,410    Briargate Ctr Business Impt Dist CO Spl
          Assmt Rev Impt Dist No 02-1 Ser B..........       7.400   12/01/27        2,426,581
 4,000    Bromley Pk Met Dist CO No 2................       8.050   12/01/32        4,033,320
 2,000    Bromley Pk Met Dist CO No 2 Ser B..........       8.050   12/01/32        2,031,320
 4,790    Broomfield Vlg Met Dist No 2 CO Impt
          Rfdg.......................................       6.250   12/01/32        4,736,927
 4,835    Colorado Ed & Cultural Fac Auth Rev Charter
          Sch Frontier Academy.......................       7.375   06/01/31        5,000,889
 2,500    Colorado Ed & Cultural Fac Auth Rev Charter
          Sch Platte Academy Ser A (Prerefunded @
          3/01/10)...................................       7.250   03/01/32        2,912,425
 1,005    Colorado Ed & Cultural Fac Auth Rev Denver
          Acad Ser A Rfdg............................       7.000   11/01/23        1,008,085
   810    Colorado Ed & Cultural Fac Auth Rev Denver
          Acad Ser A Rfdg............................       7.125   11/01/28          812,681
 2,220    Colorado Ed & Cultural Fac Montessori Sch
          of Denver Proj.............................       7.500   06/01/22        2,256,874
 1,100    Colorado Hlth Fac Auth Hlth & Residential
          Care Fac Volunteers of Amer Ser A..........       6.000   07/01/29          981,134
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A.................................       6.250   08/15/13          931,240
 5,500    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A.................................       6.375   08/15/24        4,746,390
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser B.................................       7.500   08/15/27          993,130
 1,590    Colorado Hlth Fac Auth Rev Christian Living
          Campus Ser A...............................       6.850   01/01/15        1,606,170
 3,000    Colorado Hlth Fac Auth Rev Christian Living
          Campus Ser A Rfdg..........................       6.750   01/01/30        3,024,030
 1,000    Colorado Hlth Fac Auth Rev Evangelical
          Lutheran Ser A.............................       5.250   06/01/34        1,010,810
 2,000    Colorado Hlth Fac Auth Rev Parkview Medical
          Ctr Rfdg...................................       5.000   09/01/25        1,971,400
 4,250    Colorado Hlth Fac Auth Rev Impt Volunteers
          Ser A Rfdg.................................       5.875   07/01/28        3,898,015
   715    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Ter Ser A............................       6.800   07/01/09          732,274
 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Ter Ser A (a)........................       7.250   07/01/22        3,289,357
   490    Colorado Hsg Fin Auth Single Family Pgm Sr
          B2 (AMT)...................................       6.800   04/01/30          504,416

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$8,370    Colorado Springs, CO Util Rev Sys Sub Lien
          Impt Ser B.................................       5.000%  11/15/33   $    8,432,942
 3,000    Cottonwood Wtr & Santn Dist CO Ser A
          Rfdg.......................................       7.750   12/01/20        3,151,860
 1,000    Denver West Met Dist, CO Impt & Rfdg.......       5.250   12/01/24          996,320
 2,750    Denver, CO Hlth & Hosp Auth Ser A Rfdg.....       6.250   12/01/33        2,929,932
 1,600    Eagle Cnty, CO Air Term Corp Rev Arpt Term
          Proj (AMT).................................       7.500   05/01/21        1,626,992
 1,555    Eagle Cnty, CO Air Term Corp Ser A (AMT)...       7.000   05/01/21        1,504,898
 1,455    Eagle Cnty, CO Air Term Corp Ser A (AMT)...       7.125   05/01/31        1,394,123
 2,930    Eagle Riverview Affordable Hsg Corp CO
          Multi-Family Rev Ser A (a).................       6.300   07/01/29        3,059,184
 1,735    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj Ser A..................       6.400   07/01/17        1,735,208
 1,500    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj Ser A..................       6.450   07/01/21        1,478,145
 3,000    Elk Valley, CO Pub Impt Pub Impt Fee Ser
          A..........................................       7.350   09/01/31        3,130,770
 5,300    Fronterra Vlg Met Dist CO (a)..............       8.050   12/01/31        5,321,783
 4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
          Resort Proj Ser A Rfdg.....................       6.875   02/01/12        4,553,370
 3,935    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A (AMT) (f).......................       7.000   10/01/18        2,233,112
   500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser B (a) (f).........................       6.125   10/01/08          283,750
 6,840    Lake Creek Affordable Hsg Corp Hsg Proj Ser
          A Rfdg.....................................       6.250   12/01/23        6,281,856
 6,200    Montrose Cnty, CO Hlthcare Fac Rev
          Homestead at Montrose Ser A................       7.000   02/01/38        6,290,396
 4,185    Montrose, CO Mem Hosp Brd..................       6.000   12/01/28        4,227,268
 3,000    Montrose, CO Mem Hosp Brd..................       6.000   12/01/33        3,005,970
 2,750    North Range Met Dist No 1 CO (Acquired
          12/07/01, Cost $2,670,361) (b).............       7.250   12/15/31        2,765,620
 6,905    Rampart Range Met Dist No1 CO Rev Rampart
          Range Met Dist No 2 Proj...................       7.750   12/01/26        7,162,764
 1,995    Rendezvous Residential Met Dist Co.........       8.000   12/01/21        2,068,017
 1,000    Serenity Ridge Met Dist No 2...............       7.500   12/01/34          995,860
    56    Skyland Metro Dist CO Gunnison Cnty Rfdg...       6.750   12/01/22           55,625
   750    Snowmass Village, CO Multi-Family Hsg Rev
          Ser A Rfdg.................................       8.000   09/01/14          750,240
 2,000    Southlands, CO Med Dist Met Dist No 1......       7.125   12/01/34        1,987,740
   637    Tallyns Reach Met Dist No 2................       6.375   12/01/23          635,261
   925    Tallyns Reach Met Dist No 3................       6.625   12/01/23          922,521
 1,000    Tallyns Reach Met Dist No 3................       6.750   12/01/33          996,840
 4,900    Vista Ridge Met Dist CO....................       7.500   12/01/31        5,022,598
                                                                               --------------
                                                                                  141,359,254
                                                                               --------------

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CONNECTICUT  0.6%
$3,405    Connecticut St Dev Auth First Mtg Gross Rev
          Hlthcare Proj The Elm Pk Baptist Inc
          Proj.......................................       5.850%  12/01/33   $    3,487,026
 1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
          LLC Proj (AMT).............................       8.000   04/01/30        1,560,450
   500    Connecticut St Dev Auth Mystic Marinelife
          Aquar Proj Ser A...........................       7.000   12/01/27          513,915
 3,660    Connecticut St Hlth & Ed Fac Auth Rev Saint
          Mary's Hosp Issue Ser E....................       5.875   07/01/22        3,250,666
 3,000    Connecticut St Hlth & Ed Fac Auth Rev
          Windham Cmnty Mem Hosp Ser C...............       6.000   07/01/20        2,659,380
 1,585    Greenwich, CT Hsg Auth Multi-Family Rev Hsg
          Greenwich Close Ser B......................       7.500   09/01/27        1,545,121
 1,190    Manchester, CT Redev Agy Multi-Family Mtg
          Rev Bennet Hsg Dev Rfdg (Acquired 09/05/96,
          Cost $1,103,216) (a) (b)...................       7.200   12/01/18        1,179,159
 6,500    Mohegan Tribe Indians, CT Pub Impt Priority
          Distr (Acquired 11/03/04, Cost $6,348,138)
          (b)........................................       5.250   01/01/33        6,332,950
 2,620    New Britain, CT Hsg Auth Multi-Family Rev
          Hsg Franklin Square Manor Proj (AMT).......       7.000   07/01/21        2,558,378
 1,220    New Haven, CT Indl Fac Rev Adj Govt Ctr
          Thermal Energies (AMT).....................       7.250   07/01/09        1,220,537
                                                                               --------------
                                                                                   24,307,582
                                                                               --------------
          DELAWARE  0.1%
 4,215    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj (AMT)...........       6.250   06/01/28        3,643,193
                                                                               --------------

          DISTRICT OF COLUMBIA  0.1%
 1,545    District of Columbia Rev Methodist Home
          Issue......................................       6.000   01/01/29        1,381,045
 2,060    Metropolitan Wash DC Arpts Auth Sys Drivers
          Ser 404 (Inverse Fltg) (AMT) (Acquired
          03/10/04, Cost $2,496,040) (FGIC Insd) (a)
          (b) (c)....................................      14.478   10/01/11        2,134,654
                                                                               --------------
                                                                                    3,515,699
                                                                               --------------
          FLORIDA  11.4%
10,300    Beacon Lakes, FL Cmnty Dev Ser A...........       6.900   05/01/35       10,774,212
 1,000    Bellalago Ed Fac Benefits Dev Ser B........       5.800   05/01/34          990,050
 2,000    Bluewaters Cmnty Dev Dist of FL............       6.000   05/01/35        2,006,800
   822    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser A..................................       7.500   05/01/19          839,706
   390    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser B..................................       6.750   05/01/07          391,131
 3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
          Lien Banyan Place Sr Living Ser A..........       7.150   04/01/31        2,899,710

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
          Lien Banyan Place Sr Living Ser B (a)......       8.700%  10/01/32   $      919,054
 3,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt......................................       7.375   05/01/34        3,141,210
 5,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt......................................       7.500   05/01/34        5,272,550
 1,500    Brighton Lakes Cmnty Dev Dist Ser A........       6.125   05/01/35        1,491,705
 3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT)......................................       5.750   01/01/32        3,310,125
 2,500    Capital Tr Agy FL Rev Sub Orlando Proj
          (AMT)......................................       6.750   01/01/32        2,393,725
 3,890    Championsgate Cmnty Dev Dist Ser A.........       6.250   05/01/20        3,901,086
 2,465    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
          Hosp Rfdg..................................       6.250   08/15/23        2,587,658
 2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
          Hosp Rfdg..................................       6.375   08/15/32        2,608,900
 2,000    Connerton West Cmnty Dev FL Ser A..........       5.950   05/01/36        1,990,040
 2,400    Culter Cay, FL Cmnty Dev Dist..............       6.300   05/01/34        2,446,656
 3,000    Double Branch Cmnty Dev Dist FL Spl Assmt
          Ser A......................................       6.700   05/01/34        3,198,810
 9,250    Escambia Cnty, FL Environmental Impt Rev
          Ser A (AMT)................................       5.750   11/01/27        9,371,822
10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl
          Assmt Rev Ser A (Acquired 05/28/03, Cost
          $9,965,746) (b)............................       6.375   05/01/35       10,274,300
 3,720    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev
          (Prerefunded @ 05/01/06)...................       7.625   05/01/18        4,015,294
 2,000    Fleming Is Plantation Cmnty Ser B..........       7.375   05/01/31        2,142,400
 4,500    Florida Hsg Fin Corp Multi-Family Hsg
          Whistlers Cove Apt Proj (AMT)..............       6.500   01/01/39        3,667,500
 8,010    Florida Hsg Fin Corp Multi-Family Rev Mtg
          Cutler Glen & Meadows Ser U................       6.500   10/01/33        7,972,914
 4,845    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apt Ser C (AMT)............................       6.610   07/01/38        4,533,563
 9,325    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apt Ser G (AMT)............................       6.600   07/01/38        8,693,697
11,770    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
          Ser U-1 (AMT) (a)..........................       6.450   01/01/39       11,495,288
 5,910    Florida Hsg Fin Corp Rev Hsg Westchase Apt
          Ser B (AMT)................................       6.610   07/01/38        5,124,916
   760    Fort Walton Beach, FL Indl Dev Rev First
          Mtg Ft Walton Beach Venture Proj (d).......      10.500   12/01/16          427,500
 2,000    Greyhawk Landing Cmnty Dev Dist FL Spl
          Assmt Rev Ser A............................       7.000   05/01/33        2,124,460
   240    Heritage Harbor Cmnty Dev Dist FL Rev Rec..       7.750   05/01/23          222,845

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A................................       6.700%  05/01/19   $      872,703
 3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
          Convales Ctr Ser A Rfdg....................       8.250   12/01/14        3,019,380
11,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D...................       5.375   11/15/35       11,849,945
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
          Cove Apt Proj Ser A (AMT)..................       7.375   07/01/40        1,442,475
 5,180    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser A Rfdg.........       5.250   10/01/24        5,218,591
 2,000    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser B..............       5.250   10/01/28        2,003,640
 5,200    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser B..............       5.250   10/01/34        5,212,376
 8,450    Hillsborough Cnty, FL Indl Dev Auth Pollutn
          Ctl Rev Tampa Elec Co Proj.................       5.500   10/01/23        8,482,955
 1,500    Homestead, FL Indl Dev Rev Brookwood
          Gardens Ctr Proj Ser A Rfdg................       8.250   12/01/14        1,511,010
 1,820    Islands at Doral FL........................       6.375   05/01/35        1,899,589
 3,000    Islands at Doral III Cmnty Ser 2004 A......       5.900   05/01/35        3,024,570
 2,000    Jea, FL Elec Sys Rev Ser 3 Ser A...........       5.375   10/01/32        2,032,560
 2,495    Kendall Breeze Cmnty Dev Dist (a)..........       6.700   11/01/23        2,597,769
 3,190    Kendall Breeze Cmnty Dev Dist (a)..........       6.625   11/01/33        3,289,815
 1,060    Lake Bernadette, FL Cmnty Dev Dist Spl
          Assmt Rev Ser A............................       8.000   05/01/17        1,082,302
 2,020    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev..................................       7.875   05/01/17        2,105,567
 8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp
          Rfdg.......................................       6.300   03/01/20        8,542,402
   330    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg......................       8.125   12/01/07          333,547
 3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A..................       6.375   10/01/25        3,135,289
 6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A..................       6.750   10/01/32        6,123,540
 5,955    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg..................       6.750   09/01/28        5,978,939
 2,945    Marshall Creek Cmnty Dev Dist FL Spl Assmt
          Ser A (Acquired 06/12/00, Cost $2,945,000)
          (b)........................................       7.650   05/01/32        3,213,083
   105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr FL Proj......................       5.375   11/15/18           97,772
 3,605    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr FL Proj......................       5.375   11/15/28        3,243,310
 2,880    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A........................       6.125   11/15/11        2,969,222

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A........................       6.700%  11/15/19   $    1,046,450
 3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A........................       6.800   11/15/31        3,630,662
 5,000    Miami Beach, FL Hlth Fac Hosp Mount Sinai
          Med Ctr FL Rfdg (Acquired 04/26/04, Cost
          $4,823,445) (b)............................       6.750   11/15/29        5,267,200
10,000    Miami Dade Cnty, FL Aviation Miami Intl
          Airport Hub Ser B (FGIC Insd)..............       5.000   10/01/37       10,054,900
12,500    Miami Dade Cnty, FL Sch Brd Drivers Ser 534
          (Inverse Fltg) (FGIC Insd) (Acquired
          10/06/04, Cost $12,953,111) (a) (b) (c)....       8.016   08/01/11       12,805,250
 4,225    Miami Dade Cnty, FL Sch Brd Ctf Ser D (FGIC
          Insd)......................................       5.000   08/01/29        4,276,587
 3,480    Midtown Miami, FL Cmnty Dev Dist Pkg Garage
          Proj Ser A.................................       6.250   05/01/37        3,592,474
 6,520    Midtown Miami, FL Cmnty Dev Ser B..........       6.500   05/01/37        6,792,014
 5,360    Miromar Lakes Cmnty Dev Dist Ser B.........       7.250   05/01/12        5,639,899
 3,000    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A.................................       6.750   08/15/25        2,950,380
 3,000    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A Rfdg (a)........................       5.750   08/15/18        2,956,410
 1,575    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A Rfdg............................       5.250   08/15/13        1,538,759
 3,000    North Broward, FL Hosp Dist Rev Impt.......       6.000   01/15/31        3,167,640
 1,508    North Springs, FL Impt Dist Spl Assmt
          Rev........................................       7.000   05/01/19        1,569,994
 2,405    Northern Palm Beach Cnty Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 16 Rfdg.............       7.500   08/01/24        2,563,441
 2,500    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 16..............       7.000   08/01/32        2,611,200
 4,475    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 2A..............       6.400   08/01/33        4,590,186
 1,500    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 43..............       6.125   08/01/31        1,515,360
   140    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................       8.125   07/01/06          142,878
 2,035    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................       8.400   07/01/14        2,134,125
 3,325    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................       8.625   07/01/20        3,454,542
 5,000    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................       8.750   07/01/26        5,141,000
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.........................       6.375   11/15/20        1,113,000
 2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.........................       6.500   11/15/30        2,185,600

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
          Hlthcare Sys Ser E.........................       6.000%  10/01/26   $    4,200,600
   830    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.....................       6.500   04/01/12          776,606
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.....................       6.600   04/01/24        1,751,320
 2,205    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
          Trace Apt Proj Ser C (a)...................       7.375   04/01/28        2,311,546
 4,275    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Governors Manor Apt F-4............       7.250   10/01/31        4,275,641
   865    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Davis Apt Proj F-1............       7.250   10/01/31          865,130
   220    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Jennie Phase I Proj F-2 (a)...       7.250   10/01/31          220,033
   865    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Jennie Phase II Proj F-3......       7.250   10/01/31          865,130
   350    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Mellonville Trace Apt F-5 (a)......       7.250   10/01/31          350,052
 2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A (Acquired
          06/19/95, 11/24/99, 03/31/00, Cost
          $2,550,979) (b)............................       7.000   10/01/25        2,675,160
 1,970    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A (Acquired
          06/19/95, Cost $1,970,000) (a) (b).........       7.000   10/01/15        2,131,363
 2,590    Overoaks, FL Cmnty Dev Dist Cap Impt Rev...       8.250   05/01/17        2,734,677
 1,000    Overoaks, FL Cmnty Dev Dist Ser A..........       6.125   05/01/35        1,002,230
10,000    Palm Beach Cnty, FL Hsg Fin Auth
          Multi-Family Hsg Lake Delray Apt Proj Ser A
          (AMT)......................................       6.400   01/01/31        9,819,000
 4,085    Parklands West Cmnty Dev Dist Spl Assmt Ser
          A..........................................       6.900   05/01/32        4,321,072
   135    Parklands West Cmnty Dev Dist Spl Assmt Ser
          B..........................................       6.000   05/01/06          135,146
 1,320    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
          (a)........................................       6.700   11/01/23        1,369,064
 1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
          (a)........................................       6.750   11/01/33        1,790,658
 7,135    Pier Park, FL Cmnty Dev Dist Ser 1.........       7.150   05/01/34        7,476,267
 2,810    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
          Rev........................................       7.250   05/01/33        2,940,159
 8,000    Pinellas Cnty, FL Ed Fac Auth Clearwater
          Christian College Ser A Rfdg (Acquired
          11/05/01, Cost $7,657,585) (a) (b).........       7.250   09/01/31        8,130,640
 2,855    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................       8.250   12/01/21        2,966,316

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................       8.500%  12/01/28   $    3,643,640
 5,680    Pinellas Cnty, FL Hlth Fac Auth Oaks of
          Clearwater Proj............................       6.250   06/01/34        5,688,861
   770    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
          A..........................................       7.250   05/01/19          814,044
 1,955    Poinciana Cmnty Dev Dist FL Ser A..........       7.125   05/01/31        2,063,913
 8,470    Port St Lucie, FL Spl Assmt Rev Glassman
          Spl Assmt Dist Ser C (a)...................       6.750   07/01/23        8,660,067
 5,000    Reunion West Cmnty Dev Dist................       6.250   05/01/36        5,123,850
 3,955    Saddlebrook, FL Cmnty Ser A................       6.900   05/01/33        4,147,292
   110    Saddlebrook, FL Cmnty Ser B................       6.250   05/01/09          110,695
 2,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A..........................................       8.000   01/01/17        2,089,660
 6,900    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A..........................................       8.000   01/01/30        7,201,530
 1,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A............       7.100   10/01/16        1,007,840
 4,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A............       7.100   10/01/26        4,005,280
   220    Santa Rosa Cnty, FL Indl Dev First Mtg
          Sandy Ridge Care Ctr.......................      10.500   04/01/16          222,433
 1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys............................       6.700   07/01/25          996,225
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Jewish Hsg Council................       7.375   07/01/16          678,080
 1,300    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Manatee Jewish Rfdg...............       7.000   07/01/16          882,453
 2,945    Sausalito Bay Cmnty Dev Dist FL Spl Assmt
          (a)........................................       6.200   05/01/35        3,002,634
 2,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
          Rev Ser A..................................       6.400   05/01/34        2,067,700
 3,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
          Rev Ser A..................................       5.875   05/01/35        2,978,790
 4,795    South Dade Venture Cmnty Dev...............       6.900   05/01/33        5,092,913
 2,115    South Lake Cnty Hosp Dist FL South Lake
          Hosp Inc...................................       6.375   10/01/28        2,169,588
 3,000    South Lake Cnty Hosp Dist FL South Lake
          Hosp Inc...................................       6.375   10/01/34        3,072,870
 1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt &
          Rev Ser A..................................       6.200   05/01/35        1,530,450
   920    Stoneybrook West Cmnty Dev Ser A...........       7.000   05/01/32          982,486
   210    Stoneybrook West Cmnty Dev Ser B...........       6.450   05/01/10          213,499
 1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev........................................       6.875   05/01/23        1,047,180

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev........................................       6.950%  05/01/33   $    2,090,440
11,875    Tallahassee, FL Hlth Fac Rev Tallahassee
          Mem Hlthcare Proj..........................       6.375   12/01/30       12,063,812
 1,840    Tamarac, FL Indl Dev Rev Sun Belt Precision
          Prods Inc (AMT)............................       6.500   08/01/17        1,709,231
 1,787    Tampa Palms, FL Open Space & Tran Cmnty Dev
          Dist Rev Cap Impt Area 7 Proj (Prerefunded
          @ 05/01/05)................................       7.500   05/01/18        1,859,695
 3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A......................................       5.750   07/01/29        3,093,210
    13    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev
          Ser B......................................       6.750   05/01/10           13,225
 1,310    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt (a)..................................       6.500   05/01/23        1,339,986
 1,715    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt (a)..................................       6.750   05/01/33        1,778,335
 2,673    University Square Cmnty Dev Dist FL Cap
          Impt Rev (Acquired 10/07/99, Cost
          $2,673,000) (b)............................       6.750   05/01/20        2,810,980
 4,455    Venetian Isles, FL Ser A...................       6.750   05/01/33        4,740,298
 4,945    Verandah West Cmnty Dev Dist Cap Impt Ser
          B..........................................       6.625   05/01/33        5,155,608
   920    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser A......................................       7.200   05/01/32          986,958
 1,975    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser A......................................       6.750   05/01/34        2,068,338
 5,500    Volusia Cnty, FL Ed Fac Auth Ed Fac Embry
          Riddle Aero A..............................       6.125   10/15/26        5,656,695
   975    Waterchase Cmnty Dev Dist FL Ser A.........       6.700   05/01/32        1,028,137
 2,900    Waterlefe Cmnty Dev Dist FL................       8.125   10/01/25        2,910,440
 1,398    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev........................................       7.500   05/01/17        1,411,237
 1,870    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev........................................       7.300   05/01/18        1,923,089
 4,325    World Commerce Cmnty Dev Dist Ser A1.......       6.500   05/01/36        4,407,607
 2,000    World Commerce Cmnty Dev Dist Ser A1.......       6.250   05/01/22        2,008,220
                                                                               --------------
                                                                                  492,909,253
                                                                               --------------
          GEORGIA  2.0%
 5,250    Americus Sumter Cnty, GA Hosp Auth Rev
          South GA Methodist Ser A Rfdg..............       6.375   05/15/29        5,208,052
 1,445    Athens Clarke Cnty, GA Residential Care Fac
          for the Elderly Auth Rev...................       6.350   10/01/17        1,330,556
 1,720    Athens Clarke Cnty, GA Residential Care Fac
          for the Elderly Auth Rev...................       6.375   10/01/27        1,508,113
 2,000    Atlanta, GA Tax Alloc Atlantic Station
          Proj.......................................       7.750   12/01/14        2,191,160
 3,000    Atlanta, GA Tax Alloc Atlantic Station
          Proj.......................................       7.900   12/01/24        3,267,450

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$3,620    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev John Eagan Proj Ser A
          (AMT)......................................       6.750%  07/01/30   $    3,448,702
12,500    Atlanta, GA Wtr & Waste Rev Drivers Ser 520
          (Inverse Fltg) (Acquired 09/28/04, Cost
          $13,147,562) (FSA Insd) (a) (b) (c)........       8.036   05/01/12       12,728,125
 1,000    Brunswick & Glynn Cnty, GA Dev GA Pacific
          Corp Proj Rfdg (AMT).......................       5.550   03/01/26          954,910
 3,500    Chatham Cnty, GA Hosp Auth Rev Hosp Impt
          Mem Hlth Univ Ser A........................       5.500   01/01/34        3,619,910
   165    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A................................       7.625   10/01/06          167,402
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A................................       8.200   10/01/16        1,557,645
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A................................       8.250   10/01/26        1,558,920
 5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
          Ser A Rfdg (AMT)...........................       6.200   02/01/20        5,586,157
 2,380    De Kalb Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Kings Brdg
          Ser A (a)..................................       8.150   07/01/16        2,471,582
 2,500    De Kalb Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Kings Brdg
          Ser A......................................       8.250   07/01/26        2,598,375
 2,000    Effingham Cnty, GA Dev Auth Solfort James
          Proj (AMT).................................       5.625   07/01/18        1,985,460
 2,250    Effingham Cnty, GA Indl Dev Auth GA Pacific
          Corp Proj Rfdg.............................       6.500   06/01/31        2,331,450
 1,750    Fulton Cnty, GA Residential Care Canterbury
          Crt Proj Ser A.............................       6.125   02/15/34        1,724,992
 1,000    Fulton Cnty, GA Residential Care Canterbury
          Crt Proj Ser A.............................       6.125   02/15/26        1,000,930
 1,095    Fulton Cnty, GA Residential Care Fac
          Elderly Auth Rev...........................       6.900   07/01/19        1,071,326
 3,585    Fulton Cnty, GA Residential Care Saint
          Anne's Terrace Proj Rfdg...................       7.625   12/01/33        3,652,828
 4,810    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A.....................       7.000   07/01/29        4,677,869
 7,500    Georgia St Drivers Ser 494 (Inverse Fltg)
          (Acquired 08/24/04, Cost $9,417,128) (a)
          (b) (c)....................................       9.035   07/01/12        9,422,925
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf
          GA Custody Ctf (Variable Rate Coupon)......      12.334   10/01/25        3,229,270
 1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
          Proj Ser A Rfdg (AMT)......................       6.000   02/01/25        1,033,060

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$  300    Richmond Cnty, GA Dev Auth Nursing Home Rev
          Beverly Enterprises GA Proj Rfdg...........       8.750%  06/01/11   $      302,565
 2,500    Rockdale Cnty, GA Dev Auth Solid Waste Disp
          Visy Paper Inc Proj (AMT)..................       7.500   01/01/26        2,578,000
   920    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A...................       7.400   01/01/24          932,889
 3,650    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A...................       7.400   01/01/34        3,701,136
                                                                               --------------
                                                                                   85,841,759
                                                                               --------------
          HAWAII  0.8%
 8,500    Hawaii Pac Hlth Spl Purp Rev Ser A.........       5.600   07/01/33        8,633,195
 5,300    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A......................       7.400   11/15/17        5,530,603
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A......................       7.875   11/15/23        3,195,570
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A......................       8.000   11/15/33        3,186,180
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser C......................       6.250   11/15/09        2,008,920
 1,595    Hawaii St Dept Trans Spl Fac Rev
          Continental Airl Inc Rfdg (AMT)............       7.000   06/01/20        1,362,353
 5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A....       6.300   07/01/22        5,197,650
 5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A....       6.375   07/01/32        5,164,850
                                                                               --------------
                                                                                   34,279,321
                                                                               --------------
          IDAHO  0.1%
 4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg.....................................       7.875   11/15/29        3,991,799
                                                                               --------------

          ILLINOIS  6.7%
 3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
          Deercrest Proj.............................       6.625   03/01/33        3,810,264
 5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
          Clublands Proj.............................       6.625   03/01/33        5,663,235
 1,475    Bedford Pk, IL Tax Increment Rev 71st &
          Cicero Proj Rfdg (a).......................       7.375   01/01/12        1,554,119
 4,494    Bolingbrook, IL Spl Svc Area No 01-1.......       7.375   07/01/31        4,802,603
 4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Augusta Vlg Proj (Acquired 11/13/02, Cost
          $4,000,000) (b)............................       6.750   03/01/32        4,145,520
 3,992    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
          Lakewood Ridge Proj........................       7.050   03/01/31        4,227,927
 2,000    Carol Stream, IL First Mtg Rev Windsor Park
          Manor Proj Rfdg (Prerefunded @ 12/01/07)...       7.200   12/01/14        2,289,480
   397    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A (a)..................................       7.500   03/01/10          416,794

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,142    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A......................................       7.625%  03/01/30   $    1,237,117
 5,690    Chicago, IL Midway Arpt Rev Drivers Ser 229
          (Inverse Fltg) (Acquired 09/19/01, Cost
          $5,899,111) (FSA Insd) (a) (b) (c).........       8.671   01/01/18        6,608,650
 1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser
          A (FGIC Insd)..............................       6.000   01/01/28        1,292,324
 5,000    Chicago, IL O'Hare Intl Arpt Rev Drivers
          Ser 383 (Inverse Fltg) (AMT) (Acquired
          01/14/04, Cost $5,301,837) (MBIA Insd) (a)
          (b) (c)....................................       8.485   01/01/12        5,257,450
 8,015    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A (MBIA Insd) (f)...........       4.750   01/01/35        7,686,545
 1,640    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien A-1 Rfdg (XLCA Insd)............       5.250   01/01/34        1,690,709
 6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd)......       5.250   01/01/34        6,522,432
 2,245    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (AMT) (MBIA Insd)....       5.375   01/01/32        2,299,329
 5,835    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          Amern Airl Inc Proj Ser A (GTY AGMT: AMR
          Corp.).....................................       8.200   12/01/24        4,503,161
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Proj Ser C Rfdg (d) (e)........       6.300   05/01/16          145,000
 4,000    Chicago, IL Spl Assmt Lake Shore East
          Proj.......................................       6.750   12/01/32        4,135,080
 1,320    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)...................       7.250   01/01/14        1,419,066
 3,070    Clay Cnty, IL Hosp Rev.....................       5.900   12/01/28        2,853,258
10,000    Cook Cnty, IL Drivers Ser 559 (Inverse
          Fltg) (MBIA Insd) (Acquired 10/26/04, Cost
          $10,629,593) (a) (b) (c)...................       8.016   05/15/12       10,210,600
 5,000    Cortland, IL Spl Svc Area No 01 Spl Tax
          Neucort Lakes Proj (a).....................       6.875   03/01/32        5,067,500
 3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................       7.750   03/01/27        3,302,340
 2,500    Godfrey, IL Rev United Methodist Vlg Ser
          A..........................................       5.875   11/15/29        1,882,200
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg......       7.625   12/01/13        4,269,080
 3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg........................       6.550   11/15/29        3,006,672
 3,055    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A...........................       8.500   12/01/15        3,195,438
 3,987    Huntley, IL Spl Svc Area No 10 Ser A (a)...       6.500   03/01/29        4,063,231
 4,565    Huntley, IL Spl Svc Area No 6..............       6.750   02/01/25        4,679,125
 4,305    Huntley, IL Spl Svc Area No 7 (a)..........       6.300   03/01/28        4,354,249
   500    Illinois Dev Fin Auth Econ Dev Rev Latin
          Sch of Chicago Proj........................       5.650   08/01/28          507,840

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
          Living Options.............................       7.125%  03/01/10   $    2,504,407
 2,000    Illinois Dev Fin Auth Hosp Rev Adventist
          Hlth Sys Sub Oblig.........................       5.650   11/15/24        2,083,700
   215    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...............................       8.000   11/15/06          207,522
   600    Illinois Dev Fin Auth Rev Debt Restructure
          East Saint Louis...........................       7.375   11/15/11          614,520
 3,100    Illinois Dev Fin Auth Rev Midwestern Univ
          Ser B......................................       6.000   05/15/31        3,270,221
 3,500    Illinois Ed Fac Auth Rev Lewis Univ........       6.000   10/01/24        3,341,695
 4,000    Illinois Ed Fac Auth Rev Lewis Univ........       6.125   10/01/26        3,846,160
 3,500    Illinois Ed Fac Auth Rev Northwestern
          Univ.......................................       5.000   12/01/38        3,513,860
12,720    Illinois Ed Fac Auth Rev Univ of Chicago
          Ser A......................................       5.250   07/01/41       12,986,611
 1,750    Illinois Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...............................       8.000   11/15/16        1,571,517
 2,500    Illinois Fin Auth Rev Fairview Oblig Grp
          Ser A Rfdg.................................       6.125   08/15/27        2,460,875
 2,500    Illinois Fin Auth Rev Franciscan Cmntys
          Saint Joseph Ser A.........................       6.000   05/15/34        2,416,225
15,000    Illinois Fin Auth Rev Northwestern Mem Hosp
          Ser A......................................       5.500   08/15/43       15,387,900
 2,365    Illinois Hlth Fac Auth Rev Chestnut Square
          at Glen Proj Ser A (a).....................       6.625   08/15/24        2,365,213
 3,255    Illinois Hlth Fac Auth Rev Chestnut Square
          at Glen Proj Ser A (a).....................       7.000   08/15/29        3,274,888
 2,000    Illinois Hlth Fac Auth Rev Condell Med
          Ctr........................................       5.500   05/15/32        1,934,260
 1,250    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys..........................       5.875   12/01/31        1,256,937
 5,000    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys Ser B....................       6.125   12/01/28        5,132,450
 2,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
          Proj.......................................       7.125   11/15/29        1,953,240
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Grp Ser A Rfdg (Prerefunded @ 08/15/06)....       7.400   08/15/23        3,294,960
 3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
          Schaumburg Ser A...........................       5.250   12/01/18        3,333,626
 1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Grp Rfdg.............................       5.850   02/15/20          606,480
 4,295    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Grp Rfdg.............................       5.700   02/15/24        2,604,359
   990    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
          Sys Ser A..................................       6.000   07/01/21        1,030,560
 6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A.....................       7.375   08/15/31        6,006,660

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
          Sys........................................       6.250%  11/15/29   $    2,107,540
 2,510    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj..................................       7.500   01/01/11        2,511,657
 6,750    Illinois Hlth Fac Auth Rev Saint Benedict
          Ser 2003 A-1...............................       6.900   11/15/33        6,778,620
 2,650    Illinois Hlth Fac Auth Rev Ser A...........       7.000   11/15/32        2,674,406
   750    Illinois Hlth Fac Auth Rev Ser A Rfdg......       6.200   08/15/23          758,430
 3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg......       6.400   08/15/33        3,418,571
 1,920    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
          Ser D-4 (AMT)..............................       6.050   08/01/31        1,984,819
11,400    Illinois St (MBIA Insd) (a)................       5.000   09/01/25       11,740,746
 5,700    Illinois St Drivers Ser 605 (Inverse Fltg)
          (MBIA Insd) (Acquired 11/17/04, Cost
          $5,930,644) (a) (b) (c)....................       8.016   09/01/28        5,874,192
 7,758    Illinois St Real Estate Lease Ctf (Acquired
          07/01/98, Cost $8,852,111) (ACA Insd)
          (b)........................................       7.117   06/15/18        8,586,161
 1,825    Lincolnshire, IL Spl Svc Area Sedgebrook
          Proj.......................................       6.250   03/01/34        1,813,867
   945    Loves Park, IL Rev Hoosier Care Proj Ser
          A..........................................       7.125   06/01/34          868,833
 1,500    Metropolitan Pier & Expo Il McCormick Pl
          Expn Proj A Rfdg...........................       5.500   06/15/27        1,509,525
 4,000    Minooka, IL Spl Assmt Impt Lakewood Trails
          Proj.......................................       6.625   03/01/33        4,143,960
 1,925    Minooka, IL Spl Assmt Impt Lakewood Trails
          Unit 2 Proj................................       6.375   03/01/34        1,930,120
 3,000    Minooka, IL Spl Assmt Impt Prairie Ridge
          Proj.......................................       6.875   03/01/33        3,021,480
 2,201    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj.................................       7.750   03/01/30        2,444,827
   580    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area.......................................       7.625   02/01/08          605,491
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area.......................................       8.050   02/01/17        2,167,731
 2,325    Plano, IL Spl Svc Area No 1 Lakewood
          Springs Proj Ser A.........................       6.200   03/01/34        2,301,494
 5,040    Round Lake, IL Lakewood Grove Spl Svc Area
          No 4 Spl Tax (a)...........................       6.750   03/01/33        5,085,662
 3,700    Round Lake, IL Rev.........................       6.700   03/01/33        3,836,937
 2,100    Saint Charles, IL Indl Dev Rev Tri City Ctr
          Proj (Acquired 11/17/93, Cost $2,100,000)
          (b)........................................       7.500   11/01/13        2,086,644
 3,490    Saint Charles, IL Spl Svc Area No 21 (a)...       6.625   03/01/28        3,509,474

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,150    Yorkville, IL Utd City Spl Svc Area Spl Tax
          No 2003-100 Raintree Vlg Proj (Acquired
          09/05/03, Cost $2,150,000) (b).............       6.875%  03/01/33   $    2,181,261
 3,000    Yorkville, IL Utd City Spl Svc Area Spl Tax
          No 2003-101 Windett Ridge Proj (Acquired
          09/03/03, Cost $3,000,000) (b).............       6.875   03/01/33        3,050,280
                                                                               --------------
                                                                                  291,089,912
                                                                               --------------
          INDIANA  0.6%
 1,500    Anderson, IN Econ Dev Rev Anderson Univ
          Proj.......................................       6.375   10/01/26        1,542,420
 1,100    Crawfordsville, IN Redev Cmnty Dist Tax
          Increment Rev (Acquired 10/15/97, Cost
          $1,100,000) (GTY AGMT) (a) (b).............       7.350   02/01/17        1,130,910
 1,195    Delaware Cnty, IN Redev Dist Tax Increment
          Rev........................................       6.875   02/01/18        1,208,169
   300    Indiana Hlth Fac Fin Auth Rev Cmnty
          Hartsfield Vlg Proj Ser A..................       6.250   08/15/14          291,063
 3,975    Indiana Hlth Fac Fin Auth Rev Cmnty
          Hartsfield Vlg Proj Ser A..................       6.375   08/15/27        3,715,313
 3,435    Indiana Hlth Fac Fin Auth Rev Franciscan
          Cmnty Ser A Rfdg (a).......................       6.400   05/15/24        3,463,373
 2,395    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A.................................       7.125   06/01/34        2,204,286
 1,500    Indiana Hlth Fac Hosp Rev..................       6.250   03/01/25        1,545,420
 1,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A.........................       5.375   03/01/19          978,970
 2,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A.........................       6.000   03/01/34        1,982,080
19,213    Indianapolis, IN Arpt Auth Rev Spl Fac
          United Airl Proj Ser A (AMT) (d) (e).......       6.500   11/15/31        1,738,785
 3,000    North Manchester, IN Rev Peabody Retirement
          Cmnty Proj Ser A...........................       7.250   07/01/33        3,057,000
   175    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/10          110,903
   135    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/11           79,275
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/12           70,716
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/13           65,506
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/14           58,347
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/15           54,049
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)....................         *     12/30/16           50,082

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          INDIANA (CONTINUED)
$  630    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)...................       7.500%  01/01/07   $      634,227
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)...................       7.750   01/01/12        1,423,096
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)...................       8.000   01/01/17        2,079,111
                                                                               --------------
                                                                                   27,483,101
                                                                               --------------
          IOWA  0.5%
 2,515    Black Hawk Cnty, IA Hlthcare Fac Rev
          Western Home Proj Ser B....................       6.625   05/01/33        2,524,104
 1,000    Bremer Cnty, IA Hlthcare & Residential Fac
          Rev Proj Rfdg..............................       7.250   11/15/29        1,009,710
 2,245    Des Moines, IA Sr Hsg Rev Luther Park Apts
          Inc Proj...................................       6.250   12/01/34        2,207,957
   615    Evansdale, IA Hlth Care Western Home Proj
          (g)........................................       6.000   11/01/39          592,220
 5,600    Evansdale, IA Hlth Care Western Home Proj
          Ser A (a)..................................       6.000   11/01/39        5,354,440
 3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
          Girls Home Family Proj (ACA Insd)..........       6.250   12/01/28        3,107,370
 2,965    Iowa Fin Auth Hlth Care Fac Care
          Initiatives Proj Rfdg......................       9.250   07/01/25        3,584,626
 2,265    Iowa Fin Auth Retirement Fac Presbyterian
          Homes Mill Pond............................       6.000   10/01/33        1,950,935
 2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
          Hlth Ctr Inc Proj..........................       6.750   10/01/33        2,029,540
 1,250    Scott Cnty, IA Rev Ridgecrest Village Rfdg
          (g)........................................       5.625   11/15/18        1,277,687
                                                                               --------------
                                                                                   23,638,589
                                                                               --------------
          KANSAS  0.4%
   915    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................       8.000   07/01/16          841,214
 4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser B..................................       6.250   05/15/26        4,054,200
 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser C..................................       6.700   05/15/27        2,036,360
 1,750    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser C..................................       6.875   05/15/32        1,857,030
 2,745    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................       8.000   07/01/16        2,523,643
 2,650    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A..................................       8.000   05/15/30        2,882,776
 3,000    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A........................       7.375   01/01/32        3,055,890
                                                                               --------------
                                                                                   17,251,113
                                                                               --------------

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KENTUCKY  0.6%
$6,745    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
          Delta Airl Proj Ser A (AMT)................       7.500%  02/01/20   $    5,452,321
   960    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
          Delta Airl Proj Ser B......................       7.250   02/01/22          763,344
10,000    Louisville & Jefferson Cnty, KY Swr Ser A
          (FGIC Insd) (j)............................       5.000   05/15/38       10,126,100
10,000    Louisville & Jefferson, KY Swr Rols RR II R
          304 (Inverse Fltg) (Acquired 10/04/04, Cost
          $11,595,133) (FGIC Insd) (a) (b) (c).......       8.718   05/15/37       10,952,800
                                                                               --------------
                                                                                   27,294,565
                                                                               --------------
          LOUISIANA  1.0%
 7,000    Hodge, LA Util Rev Com Rfdg (AMT)..........       7.450   03/01/24        8,135,470
    95    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (a).......................       7.200   01/01/06           72,209
 2,495    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A...........................       7.125   01/01/28        1,864,788
 3,200    Louisiana Loc Govt Environment Fac Cmnty
          Dev Auth Rev Eunice Student Hsg Fndtn
          Proj.......................................       7.375   09/01/33        2,638,336
 2,815    Louisiana Loc Govt Environment Fac Hlthcare
          Saint James Place Ser A Rfdg...............       8.000   11/01/25        2,115,163
 4,000    Louisiana Loc Govt Environment Fac Hlthcare
          Saint James Place Ser A Rfdg...............       8.000   11/01/29        3,005,440
 1,670    Louisiana Loc Govt Environment Fac Sr Air
          Cargo (AMT)................................       6.650   01/01/25        1,721,603
 1,450    Louisiana Pub Fac Auth Rev Hlth Fac Glen
          Retirement Ser A...........................       6.700   12/01/25        1,483,568
13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic
          Fndtn Proj Ser B...........................       5.500   05/15/27       13,629,348
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................       6.375   10/01/20          937,900
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................       6.375   10/01/28          893,010
 3,000    Louisiana St Hlth Ed Auth Lambeth House
          Proj A Rfdg................................       6.200   01/01/28        2,951,370
 2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
          Christwood Proj Rfdg.......................       5.700   11/15/28        1,994,760
   500    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser A.............       7.500   05/01/15          511,020
 1,000    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser B.............       9.000   05/01/15        1,048,750
                                                                               --------------
                                                                                   43,002,735
                                                                               --------------

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MAINE  0.3%
$2,000    Maine Hlth & Higher Ed Fac Piper Shores Ser
          A (Prerefunded @ 01/01/09).................       7.550%  01/01/29   $    2,328,600
 8,050    Rumford, ME Solid Waste Disp Rev Boise
          Cascade Corp Proj Rfdg (AMT)...............       6.875   10/01/26        8,451,051
                                                                               --------------
                                                                                   10,779,651
                                                                               --------------
          MARYLAND  1.1%
 1,956    Anne Arundel Cnty, MD Spl Tax Farmington
          Vlg Proj Ser A.............................       6.250   06/01/25        1,976,342
 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A.................................       7.250   11/01/29        2,432,775
 1,500    Frederick Cnty, MD Spl Olbig Urbana Cmnty
          Dev Auth...................................       6.625   07/01/25        1,557,345
 1,175    Maryland St Cmnty Dev Admin Residential Ser
          B (AMT)....................................       5.450   09/01/32        1,188,818
 6,715    Maryland St Econ Dev Corp Air Cargo BW II
          LLC Rfdg (AMT).............................       6.500   07/01/24        6,215,001
 1,745    Maryland St Econ Dev Corp Air Cargo BW II
          LLC Rfdg (AMT).............................       7.340   07/01/24        1,756,604
 3,000    Maryland St Econ Dev Corp MD Golf Course
          Sys........................................       8.250   06/01/28        2,773,890
 5,000    Maryland St Econ Dev Corp Univ MD College
          Pk Proj....................................       5.625   06/01/35        5,126,900
 2,000    Maryland St Hlth & Higher Collington
          Episcopal..................................       6.750   04/01/23        1,618,860
 1,400    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg..........................       5.375   08/15/24        1,424,136
 7,770    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg..........................       5.500   08/15/33        7,894,942
 3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A (Acquired 09/28/98, Cost
          $3,730,000) (b)............................       6.400   09/01/28        3,542,306
   600    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A (Acquired 09/28/98, Cost
          $602,422) (b)..............................       6.250   09/01/08          595,686
 1,360    Montgomery Cnty, MD Spl Oblig West
          Germantown Dev Dist Ser B (a)..............       6.700   07/01/27        1,365,229
 3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
          Woodview Ser A.............................       8.000   07/01/26        3,232,320
 4,000    Prince Georges Cnty, MD Spl Oblig Woodview
          Vlg Phase II Subdist.......................       7.000   07/01/32        4,129,200
 1,000    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A..................................       6.000   05/01/24        1,020,990
 1,500    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A..................................       6.250   05/01/34        1,544,535
                                                                               --------------
                                                                                   49,395,879
                                                                               --------------

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS  5.3%
$1,620    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg.......................       5.875%  07/01/18   $    1,637,626
 4,750    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg.......................       6.000   07/01/28        4,754,133
 1,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B (Prerefunded @ 12/01/10) (a).............       8.000   12/01/18        1,877,100
 2,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B (Prerefunded @ 12/01/10).................       8.000   12/01/22        3,128,500
 6,165    Massachusetts St Dev Fin Agy Criterion
          Child Enrichment (a).......................       6.750   01/01/34        6,216,663
 1,230    Massachusetts St Dev Fin Agy Dimock Cmnty
          Hlth Ctr (a)...............................       6.250   12/01/13        1,268,130
 2,000    Massachusetts St Dev Fin Agy First Mtg
          Loomis Cmntys Proj Ser A...................       6.900   03/01/32        2,049,960
   850    Massachusetts St Dev Fin Agy First Mtg
          Overlook Cmntys A..........................       6.125   07/01/24          837,284
 1,845    Massachusetts St Dev Fin Agy First Mtg
          Overlook Cmntys A..........................       6.250   07/01/34        1,815,074
 1,500    Massachusetts St Dev Fin Agy Hampshire
          College....................................       5.700   10/01/34        1,541,820
 7,565    Massachusetts St Dev Fin Agy Rdimock Cmnty
          Hlth Ctr (a)...............................       6.750   12/01/33        7,756,546
 5,865    Massachusetts St Dev Fin Agy Regis
          College....................................       5.500   10/01/28        5,220,143
   905    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...............       6.100   09/01/18          960,703
 1,445    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...............       6.250   09/01/28        1,505,676
 1,685    Massachusetts St Dev Fin Agy Rev
          Developmental Disabilities Inc (a).........       6.750   06/01/20        1,727,732
 9,675    Massachusetts St Dev Fin Agy Rev
          Developmental Disabilities Inc (Acquired
          10/04/01, 12/20/02, 11/19/03, Cost
          $10,290,557) (a) (b).......................       8.000   06/01/20       10,418,330
   880    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 07/27/00, Cost
          $880,000) (b)..............................       7.750   06/01/18          909,515
 1,195    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth Ser B (Acquired 11/19/98, Cost
          $1,195,000) (b)............................       6.375   06/01/18        1,085,837
 4,775    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc.................................       6.375   07/01/29        4,588,823
   455    Massachusetts St Dev Fin Agy Rev Hlth Fac
          Beverly Inc Proj Rfdg (Acquired 08/21/03,
          Cost $457,275) (b).........................       7.375   04/01/09          457,125
 4,950    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A.........................       7.100   07/01/32        4,798,481

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$2,285    Massachusetts St Dev Fin Agy Rev Lexington
          Montessori Sch Issue (Acquired 07/30/99,
          Cost $2,285,000) (a) (b)...................       6.625%  08/01/29   $    2,366,734
   885    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svc Providers Ser A..................       6.750   07/01/18          860,459
   570    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svc Providers Ser A (Escrowed to
          Maturity) (a)..............................       7.500   07/01/10          584,261
 1,025    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svc Providers Ser A (Prerefunded @
          07/01/10)..................................       8.000   07/01/20        1,265,885
 2,425    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svc Providers Ser C (a)..............       7.750   07/01/30        2,466,346
 5,125    Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children...................       6.000   11/01/19        5,160,721
 3,050    Massachusetts St Dev Fin Agy Rev Whitney
          Academy Issue (a)..........................       7.500   09/01/30        3,100,417
 2,000    Massachusetts St Dev Fin Agy Wgbh Ed Fndtn
          Ser A (AMBAC Insd).........................       5.375   01/01/42        2,105,620
   720    Massachusetts St Hlth & Ed Baystate Fac
          Auth Rev Med Ctr Ser F.....................       5.500   07/01/22          755,194
 1,650    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser A............       5.625   07/01/20        1,676,219
 2,500    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser A............       5.750   07/01/28        2,506,200
 5,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser B............       6.750   07/01/16        5,554,150
 9,845    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser B............       6.250   07/01/22       10,403,015
10,145    Massachusetts St Hlth & Ed Fac Auth Rev
          Christopher House Ser A Rfdg...............       6.875   01/01/29        9,858,607
 6,800    Massachusetts St Hlth & Ed Fac Auth Rev
          Civic Investments Ser B....................       9.150   12/15/23        7,856,448
 3,610    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser D..........................       5.250   10/01/23        3,256,906
 1,465    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser D..........................       5.375   10/01/28        1,299,133
 6,750    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser E..........................       6.750   10/01/33        7,090,200
 7,490    Massachusetts St Hlth & Ed Fac Auth Rev
          Lasell College Ser A (a)...................       5.625   07/01/29        6,142,549
 5,600    Massachusetts St Hlth & Ed Fac Auth Rev
          Milford Whitinsville Hosp Ser D............       6.350   07/15/32        5,817,000
 3,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Nichols College Issue Ser C................       6.125   10/01/29        3,049,860

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$2,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C...................       5.750%  07/01/32   $    2,159,520
 7,600    Massachusetts St Hlth & Ed Fac Auth Rev
          Saint Mem Med Ctr Ser A....................       6.000   10/01/23        7,184,280
 1,000    Massachusetts St Hlth & Ed Northn Berkshire
          Hlth Ser B.................................       6.250   07/01/24          978,080
 3,005    Massachusetts St Hlth & Ed Northn Berkshire
          Hlth Ser B.................................       6.375   07/01/34        2,941,414
 2,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C................................       6.000   10/01/17        2,090,320
 5,000    Massachusetts St Hlth & Ed Rols RR II R 294
          (Inverse Fltg) (Acquired 08/23/04, Cost
          $5,182,444) (a) (b) (c)....................       8.230   07/15/35        5,119,200
 5,960    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Marina Bay LLC Proj (AMT)...       7.500   12/01/27        6,063,287
 7,810    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Newton Grp Pptys LLC Proj
          (AMT)......................................       8.000   09/01/27        8,247,672
 3,920    Massachusetts St Indl Fin Agy Hlthcare Fac
          Rev Metro Hlth Fndtn Inc Proj Ser A........       6.750   12/01/27        3,778,018
   775    Massachusetts St Indl Fin Agy HMEA Issue
          (a)........................................       7.000   09/01/12          740,342
   670    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Inc Gloucester &
          Lexington Proj Rfdg........................       8.375   05/01/09          673,578
 2,555    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj (a)...............       7.500   07/01/16        2,557,913
 2,560    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj...................       7.625   07/01/26        2,521,446
   240    Massachusetts St Indl Fin Agy Rev Evergreen
          Ctr Inc....................................       8.000   11/01/06          246,814
 1,230    Massachusetts St Indl Fin Agy Rev Evergreen
          Ctr Inc....................................       8.375   11/01/13        1,344,119
 2,165    Massachusetts St Indl Fin Agy Rev Evergreen
          Ctr Inc....................................       8.500   11/01/20        2,380,179
 2,800    Massachusetts St Indl Fin Agy Rev Evergreen
          Ctr Inc (Acquired 03/18/97, Cost
          $2,800,000) (a) (b)........................       9.250   11/01/11        2,806,020
   775    Massachusetts St Indl Fin Agy Rev First Mtg
          GF Pilgrim Inc Proj........................       6.500   10/01/15          706,583
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          GF Pilgrim Inc Proj........................       6.750   10/01/28        1,751,600
12,835    Massachusetts St Indl Fin Agy Rev First Mtg
          Reeds Landing Proj (i) (j)................. 7.100/7.350   10/01/28       12,801,116
 1,700    Massachusetts St Indl Fin Agy Rev First Mtg
          Stone Institute & Newton...................       7.700   01/01/14        1,735,598

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$1,440    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 01/24/98, Cost
          $1,440,000) (b)............................       6.200%  06/01/08   $    1,403,453
 5,865    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/98, Cost
          $5,865,000) (b)............................       6.375   06/01/18        5,645,532
   170    Massachusetts St Indl Fin Agy Rev Hillcrest
          Ed Ctr Inc Proj (Escrowed to Maturity).....       8.000   07/01/05          175,710
 3,380    Massachusetts St Indl Fin Agy Rev JRC
          Assisted Living............................       7.500   07/01/26        3,407,006
 2,600    Massachusetts St Indl Fin Agy Rev
          Montserrat College Art Issue Ser A
          (Acquired 12/23/97, Cost $2,600,000) (b)...       7.000   12/01/27        2,622,100
 2,000    Massachusetts St Indl Fin Agy Rev Sr Living
          Fac Forge Hill Proj (AMT)..................       6.750   04/01/30        1,888,920
                                                                               --------------
                                                                                  231,700,945
                                                                               --------------
          MICHIGAN  2.4%
 1,000    Chelsea, MI Econ Dev Corp Rev Utd Methodist
          Retirement Rfdg............................       5.400   11/15/18        1,000,530
 3,715    Chelsea, MI Econ Dev Corp Rev Utd Methodist
          Retirement Rfdg............................       5.400   11/15/27        3,470,553
 2,005    Concord Academy Atrm MI Ctf Part (a).......       8.000   08/01/31        1,937,331
 3,040    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sr Ser B (Acquired 09/08/97, Cost
          $3,040,000) (b)............................       6.850   05/01/21        2,968,195
   855    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sub Ser C (Acquired 09/08/97, Cost
          $850,000) (b)..............................       6.700   05/01/21          851,153
13,670    Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr
          Rfdg.......................................       6.000   07/01/20       13,710,053
 1,500    Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
          Hosp Rfdg..................................       6.500   01/01/37        1,458,390
 1,590    Grand Blanc Academy, MI Ctf Part...........       7.750   02/01/30        1,538,261
 2,845    John Tollfree Hlth Sys Corp Rfdg...........       6.000   09/15/23        2,740,532
 3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
          Heritage Ser A.............................       7.250   05/15/25        3,063,780
 4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B.....................       5.750   11/15/25        4,060,705
 9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B.....................       5.875   11/15/34        9,258,686
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........       7.500   07/01/13        2,442,245
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........       7.750   07/01/19        3,515,476
 2,095    Michigan St Hosp Fin Auth Rev Hosp Central
          MI Cmnty Hosp..............................       6.250   10/01/27        2,120,140

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$1,000    Michigan St Hosp Fin Auth Rev Hosp Holland
          Cmnty Hosp Ser A...........................       5.250%  01/01/30   $    1,003,900
 2,000    Michigan St Hosp Fin Auth Rev Hosp Holland
          Cmnty Hosp Ser A...........................       5.375   01/01/34        2,028,600
 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
          Oblig Grp Ser A............................       5.750   04/01/32        5,208,750
 1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.....................       6.000   02/01/14        1,529,847
 7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.....................       6.000   02/01/24        7,024,887
   400    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig...............................       6.375   01/01/15          399,532
 3,000    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig...............................       6.400   01/01/15        3,000,930
 6,500    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig...............................       6.500   01/01/25        6,198,790
 2,900    Michigan St Hosp Fin Auth Rev Trinity Hlth
          Credit Ser C Rfdg..........................       5.375   12/01/30        2,971,949
 3,000    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg (AMT)...............       5.650   09/01/29        3,089,370
 1,328    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (AMT) (d)....       8.000   12/01/27          196,826
 3,875    Michigan St Strategic Fd Solid Genesee Pwr
          Station Proj Rfdg (AMT)....................       7.500   01/01/21        3,486,376
 4,500    Pontiac, MI Hosp Fin Auth Hosp Rev Nomc
          Oblig Grp..................................       6.000   08/01/23        3,867,345
 3,000    Star Intl Academy MI Ctf Part..............       8.000   03/01/33        3,093,540
 2,160    Wayne Charter Cnty, MI Spl Arpt Rev........       6.750   12/01/15        1,827,922
 5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev
          Bd.........................................       7.500   04/01/33        5,128,915
                                                                               --------------
                                                                                  104,193,509
                                                                               --------------
          MINNESOTA  3.2%
 5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
          Ctr Proj...................................       7.750   02/01/31        5,172,150
 1,750    Albertville, MN Multi-Family Rev Hsg
          Cottages Albertville Proj Ser A............       6.750   09/01/29        1,631,753
 2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser A..................       6.000   10/01/28        2,248,784
 2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B..................       6.000   10/01/33        1,810,320
 1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svc Inc Proj........................       7.500   04/01/19        1,429,684
 2,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svc Inc Proj........................       7.750   04/01/29        2,338,695
   750    Chisago City, MN Hlth Fac Rev Part Pleasant
          Heights Proj Ser A Rfdg....................       7.300   07/01/25          771,338

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr
          Citizens Proj Rfdg.........................       6.000%  11/01/28   $    2,879,340
   840    Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj
          Ser B......................................       6.000   08/01/24          851,046
 1,435    Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj
          Ser B......................................       6.125   08/01/34        1,472,611
 2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Luke's Hosp..........................       7.250   06/15/22        2,634,700
 5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Luke's Hosp..........................       7.250   06/15/32        5,895,680
 1,000    Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN
          Proj Ser A.................................       6.625   12/01/30        1,033,170
 3,975    Fridley, MN Sr Hsg Banfill Crossing Homes
          Proj.......................................       6.750   09/01/34        3,984,023
 2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
          Svc Proj...................................       7.500   04/01/31        2,682,675
 1,200    Maplewood, MN Hlthcare Fac Rev VOA Care Ctr
          Proj.......................................       7.450   10/01/16        1,208,172
   625    Marshall, MN Med Ctr Gross Rev Weiner Mem
          Med Ctr Proj Ser A.........................       6.000   11/01/28          653,800
   800    Minneapolis & Saint Paul, MN Hsg & Redev
          Auth Hlthcare Hlth Partners Oblig Grp
          Proj.......................................       5.875   12/01/29          826,520
25,065    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser A (AMT)......................       7.000   04/01/25       21,483,713
 6,250    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser B (AMT)......................       6.500   04/01/25        6,266,000
 1,000    Minneapolis, MN Hlthcare Fac Rev Saint Olaf
          Residence Inc Proj.........................       7.100   10/01/23          836,010
   350    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apt Proj (AMT).....................       7.250   11/01/16          349,556
 1,320    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apt Proj (AMT).....................       7.625   11/01/27        1,322,072
 2,050    Minneapolis, MN Rev Walker Methodist Sr
          Svcs Ser A.................................       5.875   11/15/18        1,720,934
 4,950    Minneapolis, MN Rev Walker Methodist Sr
          Svcs Ser A.................................       6.000   11/15/28        3,853,625
 2,000    Minnesota Agric & Econ Dev Brd Rev
          Evangelical Lutheran Proj..................       6.625   08/01/25        2,192,840
 3,040    New Brighton, MN Rental Hsg Rev Polynesian
          Vlg Apt Proj Ser A Rfdg (AMT) (a)..........       7.500   10/01/17        3,041,794
 2,000    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
          Rfdg.......................................       6.250   04/01/34        2,042,880
 1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
          Ser A......................................       6.750   12/01/33        1,440,319
 2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apts Proj (AMT)....................       7.450   10/01/32        1,952,760

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$2,825    Saint Louis Park, MN Rev Roitenberg Family
          Asstd Liv Ser A (a)........................       6.750%  08/15/21   $    2,828,136
 2,420    Saint Paul, MN Hsg & Redev Auth Higher
          Ground Academy Ser A Rfdg..................       6.875   12/01/33        2,457,462
 2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty
          Academy Proj Ser A.........................       6.750   12/01/33        2,440,961
 6,410    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser A Rfdg...................       6.625   11/01/17        6,466,985
   685    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser B........................       6.625   11/01/17          690,781
 3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev
          New Spirit Schs Proj Ser A.................       7.500   12/01/31        3,550,295
 1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev
          Achieve Language Academy Ser A Rfdg........       7.000   12/01/32        1,641,280
 2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
          Academy Proj Ser A.........................       7.875   12/01/30        2,110,220
 4,035    Saint Paul, MN Hsg & Redev Model Cities
          Hlth Ctr Ser A (a).........................       7.250   11/01/26        3,943,849
 7,000    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2 Rfdg...........       7.375   08/01/29        7,297,570
 3,500    Shakopee, MN Hlth Care Saint Francis Regl
          Med Ctr....................................       5.250   09/01/34        3,540,460
 4,850    Vadnais Heights, MN Multi-Family Rev Hsg
          Cottages Vadnais Hghts Rfdg (AMT) (a)......       7.000   12/01/31        4,960,241
 1,650    Victoria, MN Private Sch Fac Holy Fam
          Catholic High Sch Ser A....................       5.850   09/01/24        1,631,751
 4,500    Victoria, MN Private Sch Fac Holy Fam
          Catholic High Sch Ser A....................       5.875   09/01/29        4,413,240
 4,775    Washington Cnty, MN Hsg & Redev Auth Hosp
          Fac Rev Hltheast Proj......................       5.500   11/15/27        4,465,819
 1,450    Winona, MN Hlth Care Winona Hlth Ser A.....       6.000   07/01/34        1,487,512
                                                                               --------------
                                                                                  139,953,526
                                                                               --------------
          MISSISSIPPI  0.4%
 5,585    Mississippi Business Fin Corp MS Pollutn
          Ctl Rev Sys Energy Res Inc Proj............       5.875   04/01/22        5,598,236
 1,000    Mississippi Business Fin Corp (AMT)........       7.250   07/01/34        1,010,180
 5,950    Mississippi Dev Bank Spl Oblig Diamond
          Lakes Util Ser A Rfdg......................       6.250   12/01/17        5,776,617
 1,000    Mississippi Hosp Equip & Fac Auth Rev Impt
          Hosp S W MS Med Rfdg.......................       5.750   04/01/23        1,031,460
 2,000    Mississippi Hosp Equip & Fac Auth Rev Impt
          Hosp S W MS Med Rfdg.......................       5.750   04/01/29        2,035,220
                                                                               --------------
                                                                                   15,451,713
                                                                               --------------

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSOURI  2.1%
$1,000    370 Missouri Bottom Rd Taussig Rd Trans Dev
          Dist.......................................       7.000%  05/01/22   $    1,038,850
 4,750    370 Missouri Bottom Rd Taussig Rd Trans Dev
          Dist.......................................       7.200   05/01/33        4,948,598
 3,600    Ballwin, MO Tax Increment Rev Impt Ballwin
          Town Ctr Ser A Rfdg........................       6.500   10/01/22        3,700,512
 3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
          Sarah Cmnty Proj...........................       5.900   05/01/28        2,749,500
 1,500    Cape Girardeau Cnty, MO Indl Southeast MO
          Hosp Assoc.................................       5.750   06/01/32        1,533,060
 3,000    Chesterfield, MO Indl Dev Auth Sr Living
          Fac Rev Willows at Brooking Pk Proj Ser
          A..........................................       6.625   12/01/31        2,995,110
 2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
          Gambrill Gardens Phase I Proj Ser A (a)....       6.750   04/01/33        2,315,050
 2,755    Ellisville, MO Indl Dev Auth Indl Dev Rev
          Gambrill Gardens Proj Impt & Rfdg..........       6.200   06/01/29        2,588,736
 4,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...........................       6.125   10/01/21        4,102,040
 1,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...........................       7.000   10/01/21        1,079,160
   525    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................       7.250   04/01/07          526,827
 2,000    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................       7.625   04/01/17        2,011,880
   721    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................       7.625   04/01/18          725,283
 3,610    Good Shepard Nursing Home Dist MO Nursing
          Home Fac Rev Rfdg..........................       5.900   08/15/23        3,223,008
 1,500    Joplin, MO Indl Dev Auth Hlth Freeman Hlth
          Sys Proj...................................       5.750   02/15/35        1,551,105
 3,000    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A.......................       6.250   01/01/24        3,042,360
 4,000    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A.......................       6.500   01/01/35        4,060,840
   589    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser A
          (AMT) (a)..................................       6.950   04/15/15          592,611
 1,502    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser B
          (AMT)......................................       7.250   10/15/38        1,467,589
   405    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a)........................................       7.550   06/15/12          432,824
   990    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a)........................................       7.550   06/15/22        1,041,233

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$3,430    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a)........................................       7.550%  06/15/35   $    3,576,598
 2,000    Kansas City, MO Indl Dev Plaza Lib Proj....       5.900   03/01/24        1,975,560
 1,000    Kansas City, MO Multi-Family Hsg Rev
          Northwoods Apts Proj Ser A (AMT)...........       6.450   05/01/40          989,620
 2,830    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apt Proj (AMT).......................       6.250   04/01/30        1,897,458
 1,000    Missouri St Dev Fin Brd Fac Branson Landing
          Proj Ser A.................................       5.500   12/01/24        1,036,690
 1,500    Missouri St Dev Fin Brd Fac Branson Landing
          Proj Ser A.................................       5.625   12/01/28        1,547,775
 5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr....       6.750   10/01/31        5,127,600
 3,910    Osage Beach, MO Tax Increment Prewitts
          Point Proj.................................       6.750   05/01/23        3,974,593
 3,000    Perry Cnty, MO Nursing Home Rev Rfdg.......       5.900   03/01/28        2,660,940
 5,500    Saint Joseph, MO Indl Dev Auth Living Cmnty
          Saint Joseph Proj..........................       7.000   08/15/32        5,740,845
 8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth Fac
          Rev Ranken Jordan Proj Ser A...............       6.625   11/15/35        8,065,680
 1,085    Saint Louis, MO Tax Increment Rev Scullin
          Redev Area Ser A...........................      10.000   08/01/10        1,261,844
 3,265    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          John Fitzgibbon Mem Hosp Inc (Acquired
          01/12/99, Cost $3,206,691) (b).............       6.500   12/01/28        3,317,697
 5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
          Cape Albeon Proj...........................       6.150   12/01/33        5,640,992
                                                                               --------------
                                                                                   92,540,068
                                                                               --------------
          NEVADA  1.1%
 2,000    Boulder City, NV Hosp Rev Boulder City Hosp
          Inc Proj Rfdg..............................       5.850   01/01/22        1,736,840
 5,715    Clark Cnty, NV Assisted Living Homestead
          Boulder City Proj (a)......................       6.500   12/01/27        5,295,633
 2,000    Clark Cnty, NV Impt Dist Spl Impt Dist
          No-142 Loc Impt............................       6.100   08/01/18        2,061,220
 2,750    Clark Cnty, NV Impt Dist Spl Impt Dist
          No-142 Loc Impt............................       6.375   08/01/23        2,833,600
 2,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser B Rfdg (AMT)...........................       5.900   10/01/30        2,465,525
11,190    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser C Rfdg.................................       5.500   10/01/30       10,793,091
 9,980    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj B (FGIC Insd) (AMT)..............       5.000   12/01/33        9,896,966
   975    Henderson, NV Loc Impt Dist No T 13 Ser
          A..........................................       6.800   03/01/22          996,811
 3,890    Henderson, NV Loc Impt Dist No T 13 Ser
          B..........................................       6.900   03/01/22        3,990,673

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEVADA (CONTINUED)
$1,400    Las Vegas, NV Loc Impt Bds Spl Impt Dist No
          607........................................       6.250%  06/01/24   $    1,444,072
   550    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
          Springs....................................       8.000   09/15/13          564,229
 1,750    North Las Vegas, NV Loc Impt Spl Impt Dist
          No 60 Aliante..............................       6.400   12/01/22        1,774,693
 4,885    Reno, NV Spl Assmt Dist No 4
          Somersett Pkwy.............................       6.625   12/01/22        4,976,643
                                                                               --------------
                                                                                   48,829,996
                                                                               --------------
          NEW HAMPSHIRE  1.1%
 4,845    New Hampshire Higher Ed & Hlth Daniel
          Webster College Issue......................       6.300   07/01/29        4,666,171
   435    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue.................       7.200   06/01/12          457,616
 2,565    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue.................       7.500   06/01/26        2,671,884
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          First Mtg Odd Fellows Home Rfdg............       9.000   06/01/14        2,210,360
 1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................       7.350   01/01/18        1,037,100
 4,825    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................       7.450   01/01/25        4,977,856
 2,075    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Hlthcare Visiting Nurse (Acquired 09/23/93,
          Cost $2,043,708) (b).......................       7.250   09/01/23        2,089,276
 4,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          New England College (a)....................       6.125   03/01/19        3,293,120
   695    New Hampshire Higher Ed & Hlth Fac Auth Rev
          New London Hosp Assn Proj..................       7.500   06/01/05          706,335
 1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A.................       6.500   03/01/23        1,005,390
 1,500    New Hampshire Higher Ed & Hlth Hosp
          Littleton Hosp Assn Ser A..................       5.900   05/01/18        1,431,345
 1,250    New Hampshire Higher Ed & Hlth Hosp
          Littleton Hosp Assn Ser A..................       6.000   05/01/28        1,138,325
 1,570    New Hampshire Hlth & Ed Fac Auth Rev
          Huntington at Nashua Ser A.................       6.875   05/01/23        1,572,449
 4,600    New Hampshire Hlth & Ed Fac Auth Rev
          Huntington at Nashua Ser A.................       6.875   05/01/33        4,535,830
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue..............................       7.500   01/01/31        1,076,360
 6,315    New Hampshire Hlth & Ed Fac Daniel Webster
          College Issue (a)..........................       7.500   07/01/31        6,225,011
 1,735    New Hampshire Hlth & Ed Fac Hlthcare Sys
          Covenant Hlth..............................       5.500   07/01/34        1,769,214

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW HAMPSHIRE (CONTINUED)
$1,055    New Hampshire Hlth & Ed Fac Speare Mem
          Hosp.......................................       5.500%  07/01/25   $    1,045,959
 1,150    New Hampshire Hlth & Ed Fac Speare Mem
          Hosp.......................................       5.875   07/01/34        1,158,039
 3,045    New Hampshire St Business Fin Auth Elec Fac
          Rev Plymouth Cogeneration (AMT) (Acquired
          06/29/93, Cost $2,993,256) (b).............       7.750   06/01/14        3,111,351
 3,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Sys Ser A Rfdg.........       7.000   10/01/29        3,022,230
   155    New Hampshire St Hsg Fin Auth Single Family
          Rev Mtg Acquisition Ser G (AMT)............       6.300   01/01/26          158,954
   305    New Hampshire St Hsg Fin Auth Single Family
          Rev Ser D (AMT)............................       5.900   07/01/28          312,546
                                                                               --------------
                                                                                   49,672,721
                                                                               --------------
          NEW JERSEY  4.0%
 4,990    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (Acquired 03/08/96,
          01/29/97, 02/03/97, 05/20/97, Cost
          $5,162,303) (b) (d)........................       8.400   04/01/24        4,777,925
 2,000    Camden Cnty, NJ Impt Auth Rev Hlth Care
          Redev Cooper Hlth Ser A....................       5.750   02/15/34        2,062,080
 6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
          Inc Fac Ser A..............................       7.250   11/15/21        6,185,820
 3,450    New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes Ser A...............       6.125   07/01/23        3,523,002
 5,800    New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes Ser A...............       6.250   07/01/33        5,956,020
   200    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A.................................       7.000   02/01/10          205,498
 1,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A.................................       7.375   02/01/17        1,561,980
 3,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A.................................       7.500   02/01/27        3,647,910
 2,355    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj.......................       5.750   10/01/23        2,195,896
   600    New Jersey Econ Dev Auth First Mtg Hamilton
          Cont Care Ser A............................       8.350   11/01/30          611,376
 1,500    New Jersey Econ Dev Auth First Mtg
          Presbyterian Ser A.........................       6.250   11/01/20        1,525,155
 1,500    New Jersey Econ Dev Auth First Mtg
          Presbyterian Ser A.........................       6.375   11/01/31        1,522,965
 1,250    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...............................       8.000   04/01/23        1,277,163
 3,500    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...............................       8.000   04/01/31        3,554,565
 6,000    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...............................       7.750   04/01/33        5,971,740

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,000    New Jersey Econ Dev Auth Holt Hauling &
          Warehsg Rev Ser G Rfdg (d).................       8.400%  12/15/15   $      802,000
 2,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Seabrook Vlg Inc Ser A.................       8.250   11/15/30        2,158,040
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................       8.000   11/15/15        1,077,510
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................       8.125   11/15/18        1,052,040
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................       8.125   11/15/23        1,550,362
 4,000    New Jersey Econ Dev Auth Rev Cigarette
          Tax........................................       5.750   06/15/29        4,089,760
   500    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05) (LOC: BNP Paribas)...............       8.500   01/01/10          512,740
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05) (LOC: BNP Paribas)...............       9.250   01/01/25        1,026,100
   975    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A.......................       8.250   04/01/10          571,418
 2,060    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A.......................       8.500   04/01/16        1,203,926
   430    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Escrowed to
          Maturity)..................................       7.500   11/01/05          449,028
 1,100    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)..................................       8.500   11/01/16        1,248,929
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)..................................       8.625   11/01/25        1,706,520
 1,625    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A (AMT).......................       6.125   06/01/18        1,374,181
   860    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A (AMT).......................       6.750   07/01/19          798,278
 2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplanade Bear (AMT).......................       7.000   06/01/39        2,074,350
 7,055    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       6.625   09/15/12        6,353,804
12,360    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       6.250   09/15/19       10,144,717
 1,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       6.400   09/15/23          802,490
16,590    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       6.250   09/15/29       12,774,300

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$  680    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       7.000%  11/15/30   $      556,628
25,125    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............       9.000   06/01/33       24,845,359
 4,895    New Jersey Econ Dev Auth Sr Mtg Arbor Ser
          A..........................................       6.000   05/15/28        4,537,518
 4,000    New Jersey Econ Dev Auth Utd Methodist
          Homes NJ Oblig.............................       5.750   07/01/29        3,930,040
 4,385    New Jersey Hlthcare Cap Hlth Sys Oblig Grp
          Ser A......................................       5.750   07/01/23        4,640,339
 1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A...................       5.000   07/01/26        1,467,000
 3,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A...................       5.375   07/01/33        3,054,540
 1,850    New Jersey Hlthcare Fac Fin Auth Rev Care
          Institute Inc Cherry Hill Proj (a).........       7.750   07/01/10        1,916,619
 1,000    New Jersey Hlthcare Fac Fin Auth Rev
          Palisades Med Ctr NY Hlthcare..............       6.625   07/01/31        1,071,400
 1,250    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn......................       6.000   07/01/13        1,174,850
 1,200    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn......................       6.500   07/01/23        1,145,232
 7,000    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn......................       6.625   07/01/36        6,508,390
 1,640    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg.............       7.250   07/01/14        1,722,492
 2,135    New Jersey Hlthcare Fac Fin Auth Rev South
          Jersey Hosp................................       6.000   07/01/32        2,249,030
 1,000    New Jersey Hlthcare Fac Somerset Med Ctr...       5.500   07/01/33        1,013,950
   720    New Jersey Hlthcare Fac Trinitas Hosp Oblig
          Grp........................................       7.500   07/01/30          806,983
 1,055    New Jersey St Ed Fac Auth Rev Caldwell
          College Ser A..............................       7.250   07/01/25        1,081,797
 3,775    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D (Acquired 11/07/97,
          Cost $3,775,000) (b).......................       7.375   11/01/22        3,802,407
 5,000    New Jersey St Ed Fac Auth Rols RR II R 295
          1 (Inverse Fltg) (Acquired 08/23/04, Cost
          $5,307,058) (a) (b) (c)....................       8.230   07/01/26        5,342,150
 5,000    New Jersey St Ed Fac Auth Rols RR II R 295
          2 (Inverse Fltg) (Acquired 08/23/04, Cost
          $5,275,721) (a) (b) (c)....................       8.230   07/01/27        5,322,550
                                                                               --------------
                                                                                  172,538,862
                                                                               --------------

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW MEXICO  0.7%
$7,085    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg......................       6.600%  12/15/28   $    6,934,444
 1,500    Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
          Solar Villas Apt Ser F.....................       7.250   10/15/22        1,541,745
 3,000    Farmington, NM Pollutn Ctl Rev Public Svc
          Co NM Proj Ser A (AMT).....................       6.600   10/01/29        3,250,260
 3,870    New Mexico Hsg Auth Region lll Sr Brentwood
          Gardens Apt Ser A (AMT)....................       6.850   12/01/31        3,962,067
 2,345    New Mexico Regl Hsg Auth Hsg Wildewood Apt
          Proj Sr Ser A (a)..........................       7.500   12/01/30        2,369,505
 2,770    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
          Woodleaf Apt Proj Ser A Rfdg (GNMA
          Collateralized)............................       7.125   12/15/27        2,542,334
 3,405    San Juan Cnty, NM Multi-Family Hsg Apple
          Ridge Apts Sr Ser A (AMT) (a)..............       7.250   12/01/31        3,458,969
 3,250    Santa Fe Cnty, NM Proj Rev El Castillo
          Retirement Ser A...........................       5.625   05/15/25        2,906,995
 3,000    Santa Fe, NM Ed Fac Rev Impt College of
          Santa Fe Proj..............................       5.750   10/01/28        2,929,410
   550    Santa Fe, NM Indl Rev Casa Real Nursing
          Home Rfdg..................................       9.750   01/01/13          550,407
   750    Ventana West Pub Impt Dist NM..............       6.875   08/01/33          761,798
                                                                               --------------
                                                                                   31,207,934
                                                                               --------------
          NEW YORK  7.8%
 1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A...........................       7.000   12/01/24          784,070
 1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A...........................       7.000   12/01/34        1,173,210
 1,965    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A...........................       6.875   06/01/39        1,852,032
   980    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A..............................       7.750   11/15/10        1,028,363
 3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A..............................       8.125   11/15/20        3,155,040
 1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A..............................       8.250   11/15/30        1,047,780
 1,340    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A
          (AMT)......................................       6.250   12/01/23        1,327,511
 4,760    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A
          (AMT)......................................       6.375   12/01/37        4,689,076
   945    Castle Rest Residential Hlthcare Fac NY Rev
          Hlthcare Fac Ser B.........................       8.000   08/01/10          634,123
 3,500    Dutchess Cnty, NY Indl Dev Agy Saint
          Francis Hosp Ser A Rfdg....................       7.500   03/01/29        3,456,670
25,000    Metropolitan Trans Auth NY Ser A...........       5.125   11/15/31       25,327,000
 5,000    Metropolitan Trans Auth NY Ser B...........       5.250   11/15/32        5,134,650

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$7,500    Metropolitan Trans Auth NY Rites Port Auth
          1273 (Inverse Fltg) (Acquired 08/30/04,
          Cost $8,281,329) (FSA Insd) (a) (b) (c)....       8.601%  11/15/24   $    8,373,825
 2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sen Living Ser A................       6.750   05/01/23        1,887,060
 5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sen Living Ser A................       6.875   05/01/33        4,591,750
   865    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj.......................................       8.000   11/15/15          931,147
 1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj.......................................       8.550   11/15/32        1,707,673
 1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
          Rev........................................       6.200   06/01/29        1,004,980
 2,000    New York City Indl Dev Agy Amern Airl Inc
          Prow (AMT).................................       6.900   08/01/24        1,383,420
   110    New York City Indl Dev Agy British Airways
          Plc Proj (AMT).............................       5.250   12/01/32           84,296
12,475    New York City Indl Dev Agy British Airways
          Plc Proj (AMT).............................       7.625   12/01/32       12,406,388
 3,320    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled.........       7.500   08/01/26        3,374,880
 3,575    New York City Indl Dev Agy Civic Fac Rev
          Our Lady of Mercy Med Ctr Pkg Corp Proj....       8.500   12/30/22        3,218,394
 3,000    New York City Indl Dev Agy Civic Fac Rev
          Psch Inc Proj..............................       6.375   07/01/33        3,157,980
 2,650    New York City Indl Dev Agy Civic Fac Rev
          Spl Place Inc Proj Ser A...................       7.000   01/01/33        2,765,090
 5,345    New York City Indl Dev Agy Civic Fac Rev
          Touro College Proj Ser A (Acquired
          06/29/99, 06/6/01, 07/22/02, Cost
          $4,980,640) (b)............................       6.350   06/01/29        5,365,525
 4,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser A (AMT)...........................       8.000   08/01/12        3,285,840
 3,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser B (AMT)...........................       8.500   08/01/28        2,375,400
   315    New York City Indl Dev Agy Lycee Francais
          De NY Proj Ser A (ACA Insd)................       5.375   06/01/23          322,922
 5,000    New York City Indl Dev Agy Lycee Francais
          De NY Ser C................................       6.800   06/01/28        5,162,850
 3,500    New York City Indl Dev Agy Northwest Airl
          Inc (AMT)..................................       6.000   06/01/27        2,459,765
 7,500    New York City Indl Dev Agy Rev Visy Paper
          Inc Proj (AMT).............................       7.950   01/01/28        7,867,650
 1,250    New York City Indl Dev Agy Spl Fac Rev
          Continental Airl Inc (AMT).................       8.000   11/01/12        1,095,050
 1,250    New York City Indl Dev Agy Spl Fac Rev
          Continental Airl Inc (AMT).................       8.375   11/01/16        1,072,675

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$5,020    New York City Muni Wtr Auth Rev Drivers Ser
          297 (Inverse Fltg) (Acquired 09/27/02, Cost
          $5,236,509) (FSA Insd) (a) (b) (c).........       9.576%  06/15/26   $    5,233,199
10,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser E..............................       5.000   06/15/34       10,039,100
 5,000    New York City Muni Wtr Fin Drivers Ser 499
          (Inverse Fltg) (Acquired 08/18/04, Cost
          $5,095,296) (a) (b) (c)....................       8.016   06/15/11        5,028,750
 1,000    New York City Muni Wtr Fin Ser A (FGIC
          Insd)......................................       5.750   06/15/31        1,099,460
10,000    New York City Trans Future Tax Secd Ser
          E..........................................       5.000   02/01/33       10,042,600
11,625    New York City Trans Future Tax Secd Ser
          D..........................................       5.000   02/01/31       11,682,311
22,500    New York City Trans Drivers Ser 508
          (Inverse Fltg) (Acquired 08/31/04, 9/15/04,
          10/20/04, Cost $23,080,276) (a) (b) (c)....       8.036   02/01/12       22,623,300
 7,500    New York City, NY Ser D....................       5.000   11/01/27        7,562,775
 5,000    New York City, NY Ser E (FSA Insd).........       5.000   11/01/22        5,232,750
 1,750    New York St Dorm Auth Rev Mtg Ellis Hosp
          (FHA Gtd)..................................       4.750   02/15/32        1,678,915
 2,000    New York St Dorm Auth Rev North Shore L I
          Jewish Grp.................................       5.375   05/01/23        2,078,100
 4,375    New York St Dorm Auth Rev Rites Port Auth
          1272 Ser A (Inverse Fltg) (Acquired
          08/23/04, Cost $4,981,799) (FGIC Insd) (a)
          (b) (c)....................................       8.110   07/01/18        4,997,300
 6,220    New York St Dorm Auth Rev Rites Port Auth
          1272 Ser B (Inverse Fltg) (Acquired
          08/23/04, Cost $6,990,338) (FGIC Insd) (a)
          (b) (c)....................................       8.110   07/01/19        7,043,777
 2,500    New York St Dorm Auth Rev Winthrop South
          Nassau Univ................................       5.500   07/01/23        2,609,325
 5,195    New York St Dorm Auth Rev Winthrop South
          Nassau Univ................................       5.750   07/01/28        5,464,049
 4,000    New York St Dorm Auth Rev Winthrop Univ
          Hosp Assn Ser A............................       5.500   07/01/23        4,160,680
 1,000    New York St Dorm Mtg Ellis Hosp (FHA
          Gtd).......................................       4.850   08/15/28          982,230
 2,140    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser
          A..........................................       7.600   09/01/15        2,113,421
 1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A..................       5.875   12/01/29        1,144,038
 1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser B..................       6.000   12/01/19        1,456,266
   400    Onondaga Cnty, NY Indl Dev Agy Civic Fac
          Rev Iroquois Nursing Home Ser B (FHA Gtd)
          (a)........................................       7.000   02/01/09          399,940
 4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
          Life Care Ctr Proj Ser A...................       7.000   08/01/31        3,979,360
   425    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev
          (a)........................................       7.000   02/01/12          424,707

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$2,400    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
          Living Proj (AMT)..........................       6.375%  10/01/28   $    2,123,640
 2,000    Port Auth NY & NJ Delta Airl Inc Proj Ser
          1R.........................................       6.950   06/01/08        1,961,920
 6,225    Port Auth NY & NJ Rites Port Auth 1269 Ser
          A (AMT) (Inverse Fltg) (Acquired 08/03/04,
          Cost $6,967,408) (MBIA Insd) (a) (b) (c)...       8.581   05/01/12        7,231,209
 3,580    Port Auth NY & NJ Rites Port Auth 1269 Ser
          B (AMT) (Inverse Fltg) (Acquired 08/03/04,
          Cost $3,963,950) (MBIA Insd) (a) (b) (c)...       8.581   05/01/12        4,135,580
 4,000    Port Auth NY & NJ Rites Port Auth 1271
          (AMT) (Inverse Fltg) (Acquired 08/17/04,
          Cost $4,686,190) (MBIA Insd) (a) (b) (c)...       8.581   11/01/16        4,691,960
10,000    Port Auth NY & NJ Cons 132nd Ser...........       5.000   09/01/33       10,111,200
 5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
          Rev Dominican College Proj (Prerefunded
          @5/01/08) (Acquired 06/30/98, 01/28/00,
          11/13/00, 11/17/00, Cost $4,656,737) (b)...       6.250   05/01/28        5,714,349
 4,300    Sales Tax Asset Receivable Ser A (AMBAC
          Insd)......................................       5.000   10/15/32        4,368,456
 2,285    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A.............       6.875   06/01/39        2,067,057
 1,000    Suffolk Cnty, NY Gurwin Jewish Phase II....       6.700   05/01/39        1,022,190
 5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Cmnty Rev First Mtg Jeffersons
          Ferry......................................       7.250   11/01/28        5,472,180
 1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A...........       8.000   10/01/20        1,065,530
 2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A...........       8.000   10/01/30        2,113,840
 4,720    Suffolk Cnty, NY Indl Dev Agy Eastern Long
          Is Hosp Assoc Ser A........................       7.750   01/01/22        4,770,787
 3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A (AMT)......       6.375   12/01/17        2,757,884
 4,655    Sullivan Cnty, NY Indl Dev Agy Civic Fac
          Rev Hebrew Academy Spl Children (a)........       7.500   06/01/32        4,688,469
   255    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B.................................       7.500   08/01/10          256,474
 1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................       7.375   03/01/21        1,385,370
 2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................       7.375   03/01/31        2,371,314
 5,000    Triborough Brdg & Tunl Auth NY Drivers Ser
          525 (Inverse Fltg) (Acquired 09/29/04, Cost
          $5,435,100) (a) (b) (c)....................       8.036   11/15/32        5,081,450
   695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A................       6.250   06/01/08          699,761

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A................       6.400%  06/01/14   $    1,004,740
 2,950    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A................       6.450   06/01/24        2,903,420
 3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Civic Fac..........................       6.850   12/01/31        3,855,075
 1,235    Utica, NY Indl Dev Agy Civic Futica College
          Proj Ser A.................................       6.875   12/01/34        1,309,767
   765    Utica, NY Indl Dev Agy Utica College Ser
          A..........................................       6.875   12/01/24          814,427
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A................       6.375   01/01/24        5,075,250
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A................       6.500   01/01/34        5,074,550
 2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A...........................       7.375   07/01/30        2,120,640
                                                                               --------------
                                                                                  336,828,927
                                                                               --------------
          NORTH CAROLINA  0.7%
 1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin
          Auth Intl Paper Co Proj Ser A (AMT)........       5.900   09/01/25        1,025,820
 1,250    North Carolina Cap Fac Fin Agy Rev Duke
          Univ Proj Ser A............................       5.125   10/01/41        1,262,400
 1,000    North Carolina Med Care Commn First Mtg
          Arbor Acres Cmnty Proj.....................       6.250   03/01/27        1,001,220
 7,050    North Carolina Med Care Commn First Mtg
          Baptist Retirement Ser A...................       6.400   10/01/31        7,157,936
 3,000    North Carolina Med Care Commn First Mtg
          Forest at Duke Proj........................       6.375   09/01/32        3,122,850
 2,500    North Carolina Med Care Commn First Mtg
          Presbyterian Homes Proj....................       7.000   10/01/31        2,657,000
 2,500    North Carolina Med Care Commn First Mtg
          Salemtowne Proj............................       6.625   04/01/31        2,553,475
 1,200    North Carolina Med Care Commn First Mtg
          United Methodist Homes Ser A...............       7.000   10/01/17        1,239,756
 1,250    North Carolina Med Care Commn First Mtg
          United Methodist Homes Ser A...............       7.250   10/01/32        1,313,388
 9,500    North Carolina Med Care Commn Retirement
          Fac Rev First Mtg Givens Estates Proj Ser
          A..........................................       6.500   07/01/32        9,688,575
                                                                               --------------
                                                                                   31,022,420
                                                                               --------------
          NORTH DAKOTA  0.3%
 2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
          Reg Lutheran Rfdg..........................       6.100   10/01/23        2,258,329
   495    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT)..................       7.250   09/01/21          493,733
   765    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT)..................       7.400   09/01/26          762,820

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NORTH DAKOTA (CONTINUED)
$2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT)..................       7.600%  09/01/31   $    2,127,929
 1,000    Grand Forks, ND Nursing Fac Vly Homes &
          Svcs Proj Ser A............................       6.250   11/01/29        1,008,310
 4,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................       6.250   12/01/34        3,781,320
 1,895    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................       6.375   12/01/34        1,830,267
                                                                               --------------
                                                                                   12,262,708
                                                                               --------------
          OHIO  1.5%
 1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
          Summa Hosp Ser A...........................       5.375   11/15/24        1,504,200
 4,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
          Mem Ser A Rfdg.............................       6.900   11/15/23        4,193,480
 7,650    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
          Mem Ser A Rfdg.............................       7.125   11/15/33        7,998,993
 5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
          Increment Proj.............................       7.350   12/01/31        5,281,000
   870    Cleveland, OH Arpt Spl Rev Continental Airl
          Inc Proj (AMT).............................       5.375   09/15/27          589,895
 2,500    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
          Cnty OH Inc Proj Ser C.....................       6.250   05/15/32        2,493,400
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
          Hall.......................................       7.200   11/15/14        1,030,240
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
          Hall.......................................       7.300   11/15/23        1,517,610
 3,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................       7.500   01/01/30        3,313,260
 1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A1 Rfdg (i).................. 6.000/7.625   10/01/37          751,733
 1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A2 Rfdg (d)..................       5.460   10/01/37            1,802
 7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...........       6.000   01/01/32        7,516,320
 4,000    Dayton, OH Spl Fac Rev Air Freight Cargo
          Day LLC Proj (AMT).........................       6.300   04/01/22        3,575,400
 2,000    Dayton, OH Spl Fac Rev Air Freight
          Ser D (AMT)................................       6.200   10/01/09        2,116,140
 1,245    Erie Cnty, OH Hosp Fac Rev Firelands Regl
          Med Ctr Ser A..............................       5.625   08/15/32        1,277,096
 2,100    Hamilton Cnty, OH Multi-Family Rev Hsg
          Garden Hill Washington Pk Apt (AMT)........       7.750   10/01/21        1,907,493
 2,500    Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare...................................       5.375   10/01/30        2,549,425
 2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria United
          Methodist Ser C Rfdg.......................       6.875   06/01/22        2,151,765
 1,000    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg......................       6.550   08/15/24        1,047,470

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$  500    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg......................       6.625%  08/15/30   $      521,895
 1,000    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.............................       6.250   08/01/18          949,720
 3,300    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.............................       6.400   08/01/28        3,072,960
 3,500    Montgomery Cnty, OH Rev Catholic Hlth
          Initiatives A..............................       5.000   05/01/30        3,479,910
 2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
          Cleveland Ser A Rfdg.......................       6.000   12/01/13        2,106,300
 1,000    Pinnacle Cmnty Infrastructure Fac Ser A....       6.000   12/01/22        1,013,820
 2,000    Pinnacle Cmnty Infrastructure Fac Ser A....       6.250   12/01/36        2,042,260
   500    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj........................       6.300   02/15/24          504,945
 2,030    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj........................       6.400   02/15/34        2,050,929
                                                                               --------------
                                                                                   66,559,461
                                                                               --------------
          OKLAHOMA  1.4%
 1,170    Citizen Potawatomi Nation, OK Ser A........       6.500   09/01/16        1,183,104
 1,150    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................       7.625   08/01/20        1,130,266
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................       7.750   08/01/30          976,470
 1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg............................       7.000   04/01/25        1,206,948
 1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg............................       7.600   04/01/30        2,051,033
 5,000    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
          Proj Ser B.................................       6.375   07/01/21        5,193,950
   500    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
          Proj Ser B.................................       6.600   07/01/31          519,785
 2,500    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................       5.750   08/15/12        2,817,850
 2,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................       5.750   08/15/13        2,254,280
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................       5.750   08/15/15        1,127,140
 3,740    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................       5.625   08/15/19        4,195,158
 6,220    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................       5.625   08/15/29        6,976,974
 1,000    Stillwater, OK Med Ctr Auth................       5.625   05/15/23        1,012,610
 2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
          Shadybrook Apt Ser A.......................       6.375   07/01/28        1,569,160
 2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl
          Proj.......................................       7.350   12/01/11        2,185,448

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OKLAHOMA (CONTINUED)
$  300    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
          Rfdg.......................................       6.250%  06/01/20   $      242,988
 4,475    Tulsa, OK Muni Arpt Tr Rev AMR Ser A Rfdg
          (AMT)......................................       5.800   06/01/35        4,475,000
10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
          (AMT)......................................       6.000   06/01/35        9,497,700
 5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
          (AMT)......................................       5.650   12/01/35        4,689,250
 8,000    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg (AMT)
          (g)........................................       7.750   06/01/35        8,094,160
                                                                               --------------
                                                                                   61,399,274
                                                                               --------------
          OREGON  1.1%
 2,000    Clackamas Cnty, OR Hosp Fac Willamette View
          Inc Proj Ser A.............................       7.500   11/01/29        2,111,700
 1,280    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...       6.000   08/01/14        1,253,274
 4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...       6.875   08/01/28        4,015,280
 1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
          Hsg Forest Glen Ser A (a)..................       7.500   09/01/27        1,758,506
 9,700    Multnomah Cnty, OR Hosp Fac Auth Rev
          Terwilliger Plaza Proj Rfdg (Acquired
          05/16/03, 11/17/03, Cost $9,663,295) (b)...       6.500   12/01/29        9,688,069
 3,000    Oregon St Fac Auth Rev College Hsg
          Northwest Proj Ser A.......................       5.450   10/01/32        3,055,980
 3,818    Oregon St Hlth Hsg Ed & Cultural Fac Auth
          (AMT)......................................       7.250   06/01/28        3,716,871
 2,990    Oregon St Hlth Hsg Ed Auth Ore Baptist
          Retirement Homes Ser A.....................       8.000   11/15/26        3,130,022
 1,220    Oregon St Hsg & Cmnty Svc Dep Single Family
          Mtg Ser A..................................       5.350   07/01/30        1,240,057
   370    Oregon St Hsg & Cmnty Svc Dep Single Family
          Mtg Ser B (AMT)............................       5.450   07/01/32          373,008
 4,745    Oregon St Veterans Welfare Ser 81..........       5.250   10/01/42        4,769,532
 2,000    Umatilla Cnty, OR Hosp Fac Catholic Hlth
          Initiatives Ser A..........................       5.000   05/01/32        1,999,920
 9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
          Retirement Cmnty...........................       7.000   12/01/34        9,870,710
                                                                               --------------
                                                                                   46,982,929
                                                                               --------------
          PENNSYLVANIA  6.3%
11,310    Allegheny Cnty, PA Hosp Dev Auth Covenant
          at South Hills Ser A.......................       8.750   02/01/31        8,527,514
 1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
          Fac Villa Saint Joseph.....................       5.875   08/15/18          951,570
 4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
          Fac Villa Saint Joseph.....................       6.000   08/15/28        4,147,875
   330    Allegheny Cnty, PA Hosp Dev Auth Rev
          Covenant at South Hills Ser A..............       8.625   02/01/21          249,015

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
          South Hills Hlth Sys Ser B.................       6.625%  05/01/20   $    1,036,520
 1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................       9.250   11/15/15        1,158,990
 6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................       9.250   11/15/22        7,232,098
11,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................       9.250   11/15/30       13,820,956
 1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          (AMT)......................................       6.625   09/01/24        1,573,536
 6,665    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Air Freight Cargo Fac Pit LLC (AMT) (a)....       7.750   09/01/31        6,889,810
 2,520    Allentown, PA Area Hosp Auth Rev...........       6.500   11/15/08        2,550,668
 7,365    Allentown, PA Area Hosp Auth Rev Sacred
          Heart Hosp of Allentown Ser A Rfdg.........       6.750   11/15/14        7,448,519
 6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Rfdg........       7.625   05/01/20        7,008,795
 4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Ser A
          Rfdg.......................................       7.750   05/01/20        4,253,840
 2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St
          Proj Ser A.................................       6.900   01/01/22        2,070,440
 4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St
          Proj Ser A.................................       7.000   01/01/34        4,376,660
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler......................       6.100   05/01/14          983,870
   900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler......................       6.200   05/01/19          869,697
 2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler......................       6.300   05/01/29        1,865,580
 1,000    Chartiers Vly, PA Indl & Com Dev Auth First
          Mtg Rev Asbury Hlth Ctr Rfdg...............       6.375   12/01/19        1,015,880
 2,500    Chartiers Vly, PA Indl & Com Dev Auth First
          Mtg Rev Asbury Hlth Ctr Rfdg...............       6.375   12/01/24        2,500,825
 2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr Proj
          Rfdg.......................................       7.400   12/01/15        2,042,160
10,295    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
          Hosp Ser A.................................       6.750   07/01/31       10,871,520
 2,250    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
          Proj.......................................       7.250   07/01/24        2,272,365
 2,200    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
          Proj.......................................       7.625   07/01/34        2,225,366
 3,100    Cliff House Ctf Trust Var Sts Ctf Part Ser
          A (AMT)....................................       6.625   06/01/27        2,352,621
 2,500    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev........................................       6.250   08/15/29        2,555,800

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Cumberland Cnty, PA Indl Dev Auth Rev First
          Mtg Woods Cedar Run Ser A (f)..............       6.500%  11/01/18   $      254,750
 3,250    Cumberland Cnty, PA Indl Dev Auth Rev First
          Mtg Woods Cedar Run Ser A Rfdg (f).........       6.500   11/01/28          826,053
 4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Forum Place Ser A..........................       6.000   01/15/25        1,885,000
 5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office..........................       6.000   01/01/25        4,948,240
 1,500    Delaware Cnty, PA Auth Rev First Mtg Riddle
          Vlg Proj Rfdg..............................       7.000   06/01/21        1,512,060
12,500    Delaware Cnty, PA Auth Rev First Mtg Riddle
          Vlg Proj Rfdg..............................       7.000   06/01/26       12,581,750
 2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg............................       7.500   07/01/18        2,159,304
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg............................       7.625   07/01/30        1,052,860
 4,360    Grove City, PA Area Hosp Auth Hlth Fac Rev
          Grove Manor Proj...........................       6.625   08/15/29        4,518,094
 4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
          Joseph's Med Ctr...........................       6.200   07/01/26        3,790,885
 2,200    Indiana Cnty, PA Indl Dev Auth Pseg Pwr LLC
          Proj Rfdg (AMT)............................       5.850   06/01/27        2,295,062
 1,650    Lancaster, PA Indl Dev Auth Rev Garden Spot
          Vlg Proj Ser A.............................       7.625   05/01/31        1,728,359
 2,500    Lehigh Cnty, PA Gen Purp Auth Good Shepherd
          Grp Ser A..................................       5.625   11/01/34        2,553,625
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Church Home Inc...........       7.750   11/01/33        3,230,700
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Church Home Inc Proj Ser
          A..........................................       6.000   12/15/23        2,843,640
 1,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp
          Saint Luke's Bethlehem.....................       5.375   08/15/33        1,006,480
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Grp Rfdg.............................       6.000   11/01/18        2,743,170
 6,085    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Grp Rfdg.............................       6.000   11/01/23        5,274,417
 1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..........................       6.100   06/01/18        1,604,663
 4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..........................       6.300   06/01/28        3,388,280
 2,230    Luzerne Cnty, PA Indl Dev Auth First Mtg
          Gross Rev Rfdg (a).........................       7.875   12/01/13        2,252,010
 2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
          Med Ctr....................................       6.000   01/01/43        2,571,200

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$7,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
          Hosp Rev Abington Mem Hosp Ser A...........       5.125%  06/01/32   $    7,007,630
 2,200    Montgomery Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev GDL Farms Corp Proj
          Rfdg.......................................       6.500   01/01/20        2,130,106
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Proj Ser A Rfdg.....       6.000   12/01/10        2,000,660
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Proj Ser A Rfdg.....       6.250   12/01/17          946,180
   500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................       7.000   12/01/10          516,740
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................       7.250   12/01/15        1,516,440
 4,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................       7.400   12/01/20        4,064,320
 3,300    Montgomery Cnty, PA Indl Dev Auth Rev
          Hlthcare Adv Geriatric Ser A...............       8.375   07/01/23        3,084,147
 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy (a).....................       7.750   09/01/14        2,674,151
 1,600    Mount Lebanon, PA Hosp Auth Saint Clair Mem
          Hosp Ser A.................................       5.625   07/01/32        1,645,120
 2,350    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev........................................       7.125   10/01/29        2,316,066
 2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)................       6.125   11/01/21        2,979,721
 2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)................       6.250   11/01/31        2,851,370
 3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)................       6.375   11/01/41        3,105,360
 2,650    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)................       6.500   11/01/16        2,818,381
 2,230    Pennsylvania Econ Dev Fin Northwestern
          Human Svc Ser A............................       5.250   06/01/28        1,643,688
 5,000    Pennsylvania St Higher Ed Fac Auth Rev La
          Salle Univ.................................       5.500   05/01/34        5,084,650
   985    Pennsylvania St Higher Ed Student Assn Inc
          Proj Ser A.................................       6.750   09/01/32        1,024,213
 1,565    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
          A..........................................       6.000   01/15/31        1,665,395
 2,000    Pennsylvania St Third Ser..................       5.000   09/01/18        2,144,200
 2,600    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A.................       5.500   11/15/18        2,517,528
 5,250    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A.................       5.600   11/15/28        4,847,745
 3,050    Philadelphia, PA Auth for Indl Pauls Run
          Ser A......................................       5.875   05/15/28        2,970,060

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,090    Philadelphia, PA Auth Indl Dev Cathedral
          Vlg Proj Ser A.............................       6.750%  04/01/23   $    1,102,143
 1,500    Philadelphia, PA Auth Indl Dev Cathedral
          Vlg Proj Ser A.............................       6.875   04/01/34        1,516,710
 8,500    Philadelphia, PA Auth Indl Dev Rev Coml Dev
          Rfdg.......................................       7.750   12/01/17        8,685,130
 3,985    Philadelphia, PA Hosp & Higher Chestnut
          Hill Hosp..................................       6.500   11/15/22        3,985,319
 2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev Rfdg..............................       6.500   07/01/27        2,186,300
 4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Centralized Comp Human Svcs A..........       7.250   01/01/21        4,146,640
 2,495    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp..................................       5.500   11/15/15        2,501,786
 2,000    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp Ser A............................       6.625   11/15/23        2,042,600
 2,000    Scranton-Lackawanna, PA Hlth & Welfare Auth
          Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)...................       7.125   01/15/13        2,218,920
 1,465    Scranton-Lackawanna, PA Hlth & Welfare Auth
          Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)...................       7.250   01/15/17        1,629,109
 3,100    Scranton-Lackawanna, PA Hlth & Welfare Auth
          Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)...................       7.350   01/15/22        3,453,369
 3,600    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Rfdg.................       5.850   11/15/29        3,263,544
 2,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
          Redstone Ser B.............................       8.000   11/15/23        2,684,450
 2,970    Wilkinsburg, PA Muni Auth Hlth Fac Rev
          Monroeville Christian Ser A................       8.250   03/01/27        2,910,214
                                                                               --------------
                                                                                  271,753,197
                                                                               --------------
          RHODE ISLAND  0.4%
 2,000    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place...........................       7.250   07/01/20        1,931,740
 7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
          Lifespan Oblig Grp.........................       6.500   08/15/32        7,761,612
   680    Rhode Island St Hlth & Ed Hosp Fin Ser A...       5.875   09/15/23          686,888
 5,490    Rhode Island St Hlth & Ed Hosp Fin Ser A...       6.000   09/15/33        5,547,700
 1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay
          Vlg Ser A..................................       6.875   05/01/22        1,565,340
                                                                               --------------
                                                                                   17,493,280
                                                                               --------------
          SOUTH CAROLINA  1.5%
 1,430    Georgetown Cnty, SC Environmental Intl
          Paper Ser A (AMT)..........................       5.300   03/01/28        1,410,881
 2,000    Lexington Cnty, SC Hlth Svcs...............       5.500   05/01/32        2,074,600

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          SOUTH CAROLINA (CONTINUED)
$2,000    Lexington Cnty, SC Hlth Svcs...............       5.500%  05/01/37   $    2,073,540
 1,450    Loris, SC Cmnty Hosp Dist Hosp Rev Ser B...       5.625   01/01/29        1,390,898
 1,915    Medical Univ SC Hosp Auth Ser A Rfdg.......       6.250   08/15/22        2,033,060
 1,700    Medical Univ SC Hosp Auth Ser A Rfdg.......       6.375   08/15/27        1,802,000
 7,000    Richland Cnty, SC Environmental Impt Rev
          Intl Paper (AMT)...........................       6.100   04/01/23        7,415,590
 5,050    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Bon Secours Hlth Sys Inc Ser A.........       5.625   11/15/30        5,170,140
   543    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr...........       6.750   11/15/10          581,075
   500    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr...........       7.500   11/15/20          534,925
 1,200    South Carolina Jobs Econ Dev Auth Hlth Fac
          Rev First Mtg Lutheran Homes Rfdg..........       5.650   05/01/18        1,108,200
 5,000    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser A
          Rfdg.......................................       6.125   08/01/23        5,304,350
 9,900    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser A
          Rfdg.......................................       6.250   08/01/31       10,464,993
 4,500    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser C
          Rfdg.......................................       6.375   08/01/34        4,798,530
 5,500    South Carolina Jobs Econ Dev First Mtg
          Lutheran Homes.............................       6.625   05/01/20        5,268,010
 2,540    South Carolina Jobs Econ Dev First Mtg
          Lutheran Homes Rfdg........................       5.700   05/01/26        2,181,174
 3,000    South Carolina Jobs Econ Dev First Mtg
          Wesley Commons Proj........................       7.750   10/01/24        3,150,090
 4,000    South Carolina Jobs Econ Dev First Mtg
          Wesley Commons Proj Rfdg (a)...............       7.750   10/01/33        4,175,560
 1,650    South Carolina Jobs Econ Episcopal Home
          Still Proj Ser A...........................       6.250   05/15/25        1,685,112
 3,350    South Carolina Jobs Econ Episcopal Home
          Still Proj Ser A...........................       6.375   05/15/32        3,360,486
                                                                               --------------
                                                                                   65,983,214
                                                                               --------------
          SOUTH DAKOTA  0.5%
 3,750    Minnehaha Cnty, SD Hlth Fac Bethany
          Lutheran Home Proj Ser A...................       7.000   12/01/35        3,672,000
 3,600    Mobridge, SD Hlthcare Fac Rev Mobridge Regl
          Hosp Proj..................................       6.500   12/01/22        3,477,960
 1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
          Proj Ser A.................................       6.625   11/15/23        1,769,513
 3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
          Proj Ser A.................................       6.750   11/15/33        3,281,688
 4,480    Sioux Falls, SD Multi-Family Hsg Inn
          Westport Proj Ser A (Acquired 01/26/04,
          Cost $4,480,000) (b).......................       7.500   12/01/34        4,517,990

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          SOUTH DAKOTA (CONTINUED)
$1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Huron Regl Med Ctr.........................       7.250%  04/01/20   $    1,023,290
 2,000    South Dakota St Hlth & Ed Fac Auth Rev
          Sioux VY Hosp & Hlth Sys Ser A.............       5.250   11/01/34        2,000,220
 1,600    Winner, SD Econ Dev Rev Winner Regl
          Hlthcare Ctr Rfdg (a)......................       6.000   04/01/28        1,347,984
                                                                               --------------
                                                                                   21,090,645
                                                                               --------------
          TENNESSEE  1.6%
 1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg................       8.000   07/01/33        1,184,540
 1,200    Johnson City, TN Hlth & Ed Appalachian
          Christian Vlg Proj Ser A...................       6.000   02/15/19        1,193,748
 1,000    Johnson City, TN Hlth & Ed Appalachian
          Christian Vlg Proj Ser A...................       6.000   02/15/24          971,500
 1,200    Johnson City, TN Hlth & Ed Appalachian
          Christian Vlg Proj Ser A...................       6.250   02/15/32        1,182,876
 5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Hlth Ser A Rfdg.......       7.500   07/01/25        5,927,800
 7,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Hlth Ser A Rfdg.......       7.500   07/01/33        8,222,900
 7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
          Fac Rev Baptist Hlth Sys East TN...........       6.500   04/15/31        7,071,260
 2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN
          Hosp Ser B Rfdg............................       5.750   07/01/33        2,770,632
 1,500    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg..............       5.650   07/01/16        1,499,955
 4,850    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg..............       5.650   07/01/24        4,506,038
 6,500    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A......................................       7.250   12/01/34        6,676,085
 1,650    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A......................................       7.000   12/01/23        1,684,056
 5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
          Rev Drivers Ser 254 (Inverse Fltg)
          (Acquired 04/24/02, Cost $4,922,800) (a)
          (b) (c)....................................      10.427   09/01/21        6,916,100
   375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A.............       6.250   11/15/16          370,583
 7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A.............       6.375   11/15/25        6,621,510
 4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hosp Wellmont Hlth Sys Proj................       6.250   09/01/32        4,673,880
 1,830    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj (a).................       7.500   01/01/18        1,822,296

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj (a).................       7.750%  01/01/29   $    3,991,368
   970    Tennessee Hsg Dev Agy Ser 2001 3B..........       5.350   07/01/32          990,011
                                                                               --------------
                                                                                   68,277,138
                                                                               --------------
          TEXAS  7.3%
 1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
          LP Proj (AMT)..............................       7.250   01/01/25        1,743,883
   410    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT)..............       6.250   10/01/08          405,638
 3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT)..............       6.500   10/01/23        3,369,074
 2,000    Abilene, TX Hlth Fac Dev Corp Retirement
          Fac Rev Sears Methodist Retirement Ser A...       6.750   11/15/28        2,013,740
 5,000    Abilene, TX Hlth Fac Dev Corp Retirement
          Fac Rev Sears Methodist Retirement Ser A...       7.000   11/15/33        5,155,100
 7,500    Alliance Arpt Auth Inc TX Spl Amern Airl
          Inc Proj (AMT).............................       7.500   12/01/29        5,488,500
 1,700    Atlanta, TX Hosp Auth Fac Rev..............       6.750   08/01/29        1,627,155
 1,000    Austin, TX Conv Enterprise Inc First Tier
          Ser A......................................       6.700   01/01/28        1,059,440
 2,000    Austin-Bergstorm Landhost Enteprises Inc TX
          Arpt Hotel Sr Ser A (f)....................       6.750   04/01/27          963,560
 3,910    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev (AMT) (d).....................       7.600   12/01/17          586,500
   750    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj..................       6.125   07/01/22          793,523
 1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj..................       6.300   07/01/32        1,048,810
 3,390    Bexar Cnty, TX Hsg Fin Corp Multi-Family
          Hsg Rev Woodland Ridge Apt Proj Ser A......       7.000   01/01/39        3,285,181
 1,585    Brazos River Auth TX Pollutn Ctl Rev TXU
          Elec Co Proj Ser C Rfdg (AMT)..............       5.750   05/01/36        1,713,750
 5,000    Brazos River Auth TX Pollutn Ctl Rev TXU
          Energy Co Proj Ser A Rfdg (AMT)............       6.750   04/01/38        5,731,400
 9,500    Brazos River Auth TX Pollutn Ctl Rev TXU
          Energy Co Proj Ser B Rfdg (AMT)............       6.300   07/01/32        9,974,620
10,000    Brazos River Auth TX Pollutn TX Util Co Ser
          A (AMT)....................................       7.700   04/01/33       11,823,600
 1,000    Brazos River Auth TX Rev Reliant Energy Inc
          Proj Ser A Rfdg............................       5.375   04/01/19        1,015,140
 2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.....................       6.125   02/01/22        2,072,540
 3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.....................       6.250   02/01/32        3,079,500
 6,000    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg...       7.250   04/01/32        6,186,180

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$10,080   Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (AMT)..............       7.250%  11/01/30   $    6,870,125
 1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
          A (AMT) (FGIC Insd)........................       6.000   11/01/28        1,076,910
 3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
          A (AMT) (FGIC Insd)........................       6.000   11/01/32        3,220,560
 7,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
          A (AMT) (FSA Insd).........................       5.000   11/01/35        6,915,020
 8,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A..................................       7.000   09/01/25        8,071,840
 5,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A..................................       7.125   09/01/34        5,067,900
 5,390    Grand Prairie, TX Hsg Fin Corp.............       7.750   01/01/34        5,263,712
 2,000    Grapevine, TX Indl Dev Corp Rev Sr Air
          Cargo (AMT)................................       6.500   01/01/24        2,042,920
 3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A...........       6.375   10/01/21        3,235,260
 5,320    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A...........       6.500   10/01/26        5,660,427
 2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A...........       6.500   10/01/29        2,121,180
   540    Gulf Coast Waste Disp Auth Ser A Rfdg
          (AMT)......................................       6.100   08/01/24          567,097
 1,050    Gulf Coast Waste Disp Auth Valero Energy
          Corp Proj (AMT)............................       5.700   04/01/32        1,056,836
 5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
          Drivers Ser 223 (Inverse Fltg) (Acquired
          07/31/01, Cost $5,544,649) (b) (c).........       9.278   02/15/17        6,222,719
 2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A.............................       6.375   06/01/29        2,188,860
 2,000    Harris Cnty, TX Indl Dev Corp Continental
          Airl Proj Rfdg (AMT) (Acquired 01/26/01,
          Cost $1,650,236) (b).......................       5.375   07/01/19        1,451,580
 4,750    Harris Cnty-Houston, TX Sports Auth Spl Rev
          Jr Lien Ser B Rfdg (MBIA Insd) (j).........       5.250   11/15/40        4,841,010
10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
          Proj.......................................       6.875   08/15/26       10,208,064
 4,075    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B (AMT)...............       6.125   07/15/17        3,283,961
 6,375    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C (AMT)...............       6.125   07/15/27        4,744,658
 1,275    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C (AMT)...............       5.700   07/15/29          881,012
 7,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser E (AMT)...............       6.750   07/01/21        5,847,240
 4,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser E (AMT)...............       7.375   07/01/22        3,547,880

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$22,925   Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser E (AMT)...............       6.750%  07/01/29   $   18,601,345
 9,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser E (AMT)...............       7.000   07/01/29        7,508,160
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
          (FGIC Insd)................................       5.000   07/01/28        1,003,890
   500    Houston, TX Hlth Fac Dev Corp Buckingham Sr
          Living Cmnty Ser A.........................       7.000   02/15/23          525,860
 4,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr
          Living Cmnty Ser A.........................       7.125   02/15/34        4,195,680
 4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo
          (AMT)......................................       6.375   01/01/23        4,048,800
10,000    Houston, TX Util Sys Rev Drivers Ser 506
          (Inverse Fltg) (Acquired 08/24/04, Cost
          $10,901,842) (MBIA Insd) (a) (b) (c).......       8.515   05/15/12       11,007,900
 3,370    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A (f)....................       6.500   07/01/19        2,624,691
 1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A (f)....................       6.500   07/01/29        1,166,790
 2,880    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
          Mem Hlth Sys of East TX Rfdg...............       6.875   02/15/26        2,988,547
 8,500    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
          Mem Hlth Sys of East TX Rfdg...............       5.700   02/15/28        8,612,115
 8,860    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
          Meadow Parc Apt Proj.......................       6.500   12/01/30        8,120,987
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
          Fac Christian Care Ctr Ser A...............       7.625   02/15/28        1,047,650
 4,000    Mesquite, TX Hlth Fac Dev Corp Retirement
          Fac Christian Care Ctr Ser A...............       6.400   02/15/20        4,004,200
 1,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................       6.625   01/01/11        1,008,120
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................       7.250   01/01/31        2,395,075
 2,820    Midlothian, TX Dev Auth Tax................       6.700   11/15/23        2,883,506
 2,000    Midlothian, TX Dev Auth Tax................       7.875   11/15/26        2,206,880
 1,530    North Central, TX Hlth Fac Dev Corp Rev
          Hlth Fac C C Young Mem Proj................       6.300   02/15/15        1,551,757
 2,250    North Central, TX Hlth Fac Dev Corp Rev
          Hlth Fac C C Young Mem Proj................       6.375   02/15/20        2,276,258
 5,000    North TX Hlth Fac Dev Corp Hosp Rev Utd
          Regl Hlth Care Sys Inc Proj................       5.500   09/01/28        5,040,300
 3,835    Orange, TX Hsg Dev Corp Multi-Family Rev
          Hsg Vlg at Pine Hallow.....................       8.000   03/01/28        3,903,071
 3,000    Richardson, TX Hosp Auth Rev Richardson
          Regl Impt & Rfdg...........................       6.000   12/01/34        3,093,570

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,000    Richardson, TX Hosp Auth Rev Baylor &
          Richardson Impt & Rfdg.....................       5.625%  12/01/28   $    2,039,840
 2,655    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
          Henderson Mem Hosp Proj Rfdg...............       7.750   04/01/13        2,658,106
 2,000    Sabine River Auth TX Pollutn Ctl Rev TX
          Elec Proj Ser A Rfdg (AMT).................       6.450   06/01/21        2,147,760
   500    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Part....................       8.250   12/01/19          503,700
 2,000    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Beverly Oaks Apt Proj Ser A........       7.750   02/01/27        1,949,160
 1,855    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Marbach Manor Apt Proj Ser A
          (AMT)......................................       8.125   06/01/27        1,865,036
 1,401    Texas Gen Svc Cmnty Part Int Office Bldg &
          Land Acquisition Proj......................       7.000   08/01/24        1,419,659
   975    Texas St Dept Hsg & Cmnty Affairs Single
          Family Rev Mtg Ser A (AMT) (MBIA Insd).....       5.500   03/01/26        1,000,389
   985    Texas St Dept Hsg & Cmnty Affairs Single
          Family Rev Mtg Ser A (AMT) (MBIA Insd).....       5.550   03/01/34        1,005,587
 1,000    Texas St Student Hsg Corp MSU Proj
          Midwestern St Univ.........................       6.500   09/01/22        1,059,490
 4,375    Texas St Student Hsg Corp MSU Proj
          Midwestern St Univ.........................       6.500   09/01/34        4,601,494
   560    Texas St Wtr Fin Assistance Ser A (AMT)....       5.125   08/01/42          557,917
 6,200    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
          Hosp.......................................       6.000   07/01/29        6,204,588
 3,140    Tomball, TX Hosp Auth Rev Rfdg.............       6.125   07/01/23        3,141,130
 1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
          Hosp.......................................       5.750   07/01/33        1,024,780
 3,300    University, TX Perm Univ Fd Drivers Ser 517
          (Inverse Fltg) (Acquired 09/22/04, Cost
          $3,719,000) (a) (b) (c)....................       9.579   07/01/23        3,627,822
 7,500    University, TX Univ Rev Drivers Ser 584
          (Inverse Fltg) (Acquired 11/9/04, Cost
          $7,806,036) (a) (b) (c)....................       8.016   08/15/12        7,611,375
 8,105    Wichita Cnty, TX Hlth Fac Rolling Meadows
          Fac Ser A Rfdg.............................       6.250   01/01/28        7,987,640
 4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj.......................................       7.500   12/01/29        4,581,855
                                                                               --------------
                                                                                  318,326,085
                                                                               --------------
          UTAH  0.5%
 3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
          No 2000-1..................................       8.250   02/01/21        3,111,510
   500    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (d)...................................       7.600   09/01/06          100,750
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (d)...................................       7.800   09/01/15          201,500

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          UTAH (CONTINUED)
$10,235   Mountain Regl Wtr Spl Svc Dist Utah Spl
          Impt Dist No 2002-1........................       7.000%  12/01/18   $   10,240,220
 4,285    South Jordan, UT Spl Assmt Spl Impt Dist No
          99 1.......................................       6.875   11/01/17        4,299,998
 2,470    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
          Ser A......................................       6.875   07/01/27        2,380,586
                                                                               --------------
                                                                                   20,334,564
                                                                               --------------
          VERMONT  0.5%
 1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B............................       6.750   03/01/24        1,135,446
 3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B............................       6.750   03/01/29        3,625,624
 1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A..........       6.375   06/15/22        1,349,159
 2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A..........       6.500   06/15/32        2,242,196
 3,000    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
          Fac Copley Manor Proj (f)..................       6.250   04/01/29        2,100,000
   475    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A..............       6.000   12/15/09          519,997
 1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A..............       6.125   12/15/14        2,062,649
 1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A..............       6.250   12/15/19        1,395,583
 1,805    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj (a)...........................       6.500   10/01/14        1,873,211
 4,130    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj...............................       6.625   10/01/29        4,185,590
                                                                               --------------
                                                                                   20,489,455
                                                                               --------------
          VIRGINIA  2.5%
 2,500    Albemarle Cnty, VA Indl Dev Auto
          Residential Care Fac Ser A.................       6.200   01/01/31        2,561,800
 2,955    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj (a).......................       7.750   10/15/26        2,993,858
   215    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj (a).......................       7.750   10/15/26          217,036
 2,000    Bedford Cnty, VA Indl Dev Auth Nekoosa
          Packaging Proj Rfdg (AMT)..................       6.300   12/01/25        2,034,460
 1,900    Bedford Cnty, VA Indl Dev Auth Nekoosa
          Packaging Proj Ser A Rfdg (AMT)............       6.550   12/01/25        1,967,450
 2,325    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
          A..........................................       6.750   03/01/22        2,341,345
 3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
          B (a)......................................       7.000   03/01/32        3,884,796
10,000    Broad Str Cmnty Dev Auth VA................       7.500   06/01/33        9,878,300

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$1,463    Celebrate, VA North Cmnty Dev Auth Spl
          Assmt Rev Celebrate VA North Proj Ser B....       6.600%  03/01/25   $    1,467,989
 8,000    Celebrate, VA North Cmnty Dev Auth Spl
          Assmt Rev Celebrate VA North Proj Ser B....       6.750   03/01/34        8,028,880
 4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr
          Ser A......................................       5.875   06/01/17        4,358,920
 2,495    Dulles Town Ctr Cmnty Dev Auth Dulles Town
          Ctr Proj...................................       6.250   03/01/26        2,546,647
 2,560    Fairfax Cnty, VA Redev & Hsg Auth Multi-
          Family Hsg Rev.............................       7.600   10/01/36        2,859,085
   800    Greensville Cnty, VA Indl Dev Auth Rev Indl
          Dev Wheeling Steel Proj Ser A (AMT)........       7.000   04/01/14          547,544
 2,865    Hampton, VA Redev & Hsg Auth Rev First Mtg
          Olde Hampton Ser A Rfdg....................       6.500   07/01/16        2,583,800
 3,000    Henrico Cnty, VA Econ Dev Auth Residential
          Care Fac Rev Utd Methodist Ser A...........       6.700   06/01/27        3,130,170
 4,000    Henrico Cnty, VA Econ Dev Auth Residential
          Care Fac Rev Utd Methodist Ser A Rfdg......       6.500   06/01/22        4,204,080
 1,500    Hopewell, VA Indl Dev Auth Res Recovery Rev
          Stone Container Corp Proj Rfdg.............       8.250   06/01/16        1,527,000
 5,200    Isle Wight Cnty, VA Indl Dev Auth
          Environment Impt Rev Ser A (AMT)...........       5.700   11/01/27        5,309,772
 1,200    James City Cnty, VA Indl Dev Auth
          Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg....................       6.000   03/01/23        1,259,784
 3,000    James City Cnty, VA Indl Dev Auth
          Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg....................       6.125   03/01/32        3,099,240
 1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp
          Ctr Ser A..................................       6.100   06/01/32        1,073,010
   500    Norfolk, VA Redev & Hsg Auth First Mtg
          Retirement Cmnty A.........................       6.000   01/01/25          497,660
 1,950    Norfolk, VA Redev & Hsg Auth First Mtg
          Retirement Cmnty A.........................       6.125   01/01/35        1,935,551
 7,000    Peninsula Port Auth VA Residential Care Fac
          Rev VA Baptist Homes Ser A.................       7.375   12/01/23        7,497,140
10,500    Peninsula Port Auth VA Residential Care Fac
          Rev VA Baptist Homes Ser A.................       7.375   12/01/32       11,016,705
 5,625    Richmond, VA Redev & Hsg Auth Multi-Family
          Rev Ser A Rfdg (a).........................       7.500   12/15/21        5,433,750
 7,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
          Ser A......................................       6.300   07/01/35        7,094,430
 4,000    Virginia Gateway Cmnty Dev Prince William
          Cnty.......................................       6.375   03/01/30        4,087,040

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$  570    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj (AMT).......................       7.250%  11/01/09   $      569,880
 1,700    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj (AMT).......................       7.250   11/01/24        1,672,970
                                                                               --------------
                                                                                  107,680,092
                                                                               --------------
          WASHINGTON  1.1%
 2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg....       6.300   01/01/25        1,959,740
   600    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp........................       7.000   12/01/11          635,940
   400    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp........................       7.250   12/01/15          413,572
 2,400    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).................................       7.125   04/01/20        2,105,760
21,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).................................       7.250   04/01/30       18,138,330
 2,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.........       6.000   12/01/18        2,068,100
 1,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.........       6.000   12/01/23        1,013,590
10,975    Washington St Drivers Ser 509 (Inverse
          Fltg) (Acquired 09/08/04, Cost 11,324,672)
          (MBIA Insd) (a) (b) (c)....................       8.016   07/01/12       11,302,384
 8,670    Washington St Drivers Ser 593 (Inverse
          Fltg) (Acquired 11/10/04, Cost $9,025,272)
          (FSA Insd) (a) (b) (c).....................       8.016   07/01/12        8,886,750
                                                                               --------------
                                                                                   46,524,166
                                                                               --------------
          WEST VIRGINIA  0.0%
 1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
          Elkins Regl Proj Rfdg......................       6.125   07/01/23        1,105,238
                                                                               --------------

          WISCONSIN  2.6%
 4,180    Baldwin, WI Hosp Rev Mtg Ser A.............       6.375   12/01/28        4,189,572
 3,750    Hudson, WI Fac Hlthcare Rev Christian Cmnty
          Home Inc Proj..............................       6.500   04/01/33        3,693,263
 2,725    Milwaukee, WI Rev Sub Air Cargo (AMT)......       7.500   01/01/25        2,716,335
 4,250    Wisconsin St Drivers Ser 490 (Inverse Fltg)
          (Acquired 08/04/04, Cost $4,776,554) (MBIA
          Insd) (a) (b) (c)..........................       8.016   05/01/12        4,914,870
 6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare...................................       6.400   04/15/33        6,373,320
 8,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare Inc Ser A.........................       5.600   02/15/29        8,802,914
 4,750    Wisconsin St Hlth & Ed Fac Auth Rev Clement
          Manor Rfdg.................................       5.750   08/15/24        4,564,560
 3,750    Wisconsin St Hlth & Ed Fac Auth Rev
          Froedert & Cmnty Hlth Oblig................       5.375   10/01/30        3,799,950
   125    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd)...................       7.200   11/01/05          128,974

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd)...................       7.875%  11/01/22   $    2,118,560
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Hlthcare Dev Inc Proj......................       6.250   11/15/20        3,227,010
 2,485    Wisconsin St Hlth & Ed Fac Auth Rev
          Middleton Glen Inc Proj....................       5.750   10/01/28        2,243,508
 5,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj...........       7.500   07/01/26        5,110,050
 7,055    Wisconsin St Hlth & Ed Fac Auth Rev Natl
          Regency of New Berlin Proj.................       8.000   08/15/25        7,587,653
 2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
          Castle Pl Proj Ser A.......................       7.000   12/01/31        2,786,383
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
          Vlg Proj Ser A.............................       7.000   08/15/19        2,045,160
 1,250    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
          Vlg Proj Ser A.............................       7.625   08/15/30        1,293,838
 1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl
          Term Middleton Glen Inc Proj (a)...........       5.750   10/01/18        1,075,752
   360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
          Term Middleton Glen Inc Proj...............       5.900   10/01/28          331,477
 1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
          Mem Hosp Inc Proj..........................       6.500   07/01/23        1,225,932
 1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
          Mem Hosp Inc Proj..........................       6.625   07/01/28        1,020,430
 2,800    Wisconsin St Hlth & Ed Fac Auth Rev Wheaton
          Franciscan Svcs Ser A......................       5.125   08/15/33        2,770,712
 2,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
          Hosp Inc Ser A.............................       6.500   08/15/24        1,999,300
 2,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
          Hosp Inc Ser A.............................       6.500   08/15/26        1,968,020
 1,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
          Hosp Inc Ser A.............................       6.750   08/15/34        1,007,930
   250    Wisconsin St Hlth & Ed Fac Blood Ctr
          Southeastern Proj..........................       5.500   06/01/24          257,475
   750    Wisconsin St Hlth & Ed Fac Blood Ctr
          Southeastern Proj..........................       5.750   06/01/34          778,628
 1,250    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
          Inc Proj...................................       7.125   01/15/22        1,276,213
 2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
          Inc Proj...................................       7.250   01/15/33        2,378,315
 2,380    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C.............................       7.500   05/01/32        2,492,526
 3,500    Wisconsin St Hlth & Ed Fac Drivers Ser 399
          (Inverse Fltg) (Acquired 03/02/04, Cost
          $4,071,565) (MBIA Insd) (a) (b) (c)........      11.330   02/15/11        3,773,560

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$3,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
          Inc Proj...................................       6.250%  11/15/28   $    3,174,930
 2,250    Wisconsin St Hlth & Ed Fac Southwest Hlth
          Ctr A......................................       6.250   04/01/34        2,184,480
 4,500    Wisconsin St Hlth & Ed Fac St John's Home &
          Sunrise Care...............................       5.625   12/15/22        4,356,315
 4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth
          Inc........................................       6.000   11/15/23        4,222,400
 5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth
          Inc........................................       6.000   11/15/32        6,093,596
 2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm
          for the Aging..............................       5.700   03/01/28        2,456,328
                                                                               --------------
                                                                                  110,440,239
                                                                               --------------
          WYOMING  0.1%
 2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns Med
          Ctr........................................       6.750   12/01/22        2,145,003
                                                                               --------------

          PUERTO RICO  0.3%
 2,500    Puerto Rico Comwlth Driver Ser 491 (Inverse
          Fltg) (Acquired 08/04/04,
          Cost $3,137,044) (FGIC Insd) (a) (b) (c)...       8.515   07/01/12        3,244,550
 5,000    Puerto Rico Elec Pwr Auth Drivers Ser 500
          (Inverse Fltg) (Acquired 08/24/04,
          Cost $5,499,429) (FGIC Insd) (a) (b) (c)...       8.016   07/01/12        5,538,400
 5,000    Puerto Rico Indl Tourist Ed & Tran Mem
          Mennonite Gen Hosp Proj Ser A..............       6.500   07/01/26        4,625,750
                                                                               --------------
                                                                                   13,408,700
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  99.1%
  (Cost $4,235,249,339).....................................................    4,293,565,400

TOTAL SHORT-TERM INVESTMENTS  0.1%
  (Cost $4,700,000).........................................................        4,700,000
                                                                               --------------

TOTAL INVESTMENTS  99.2%
  (Cost $4,239,949,339).....................................................    4,298,265,400
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%.................................       36,259,736
                                                                               --------------

NET ASSETS  100.0%..........................................................   $4,334,525,136
                                                                               ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 continued

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 10.0% of net assets.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) Non-income producing security.

(e) This borrower has filed for protection in federal bankruptcy court.

(f) Interest is accruing at less than the stated coupon.

(g) Security purchased on a when-issued or delayed delivery basis.

(h) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) Payment-in-kind security.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2004

ASSETS:
Total Investments (Cost $4,239,949,339).....................  $4,298,265,400
Cash........................................................       1,520,771
Receivables:
  Interest..................................................      83,944,312
  Fund Shares Sold..........................................       5,972,547
  Investments Sold..........................................       3,172,233
  Variation Margin on Futures...............................         272,638
Other.......................................................         228,120
                                                              --------------
    Total Assets............................................   4,393,376,021
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      40,855,681
  Income Distributions......................................       6,639,857
  Fund Shares Repurchased...................................       6,500,203
  Distributor and Affiliates................................       2,423,329
  Investment Advisory Fee...................................       1,807,296
Accrued Expenses............................................         382,099
Trustees' Deferred Compensation and Retirement Plans........         242,420
                                                              --------------
    Total Liabilities.......................................      58,850,885
                                                              --------------
NET ASSETS..................................................  $4,334,525,136
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $4,388,441,821
Net Unrealized Appreciation.................................      59,426,486
Accumulated Undistributed Net Investment Income.............         (12,712)
Accumulated Net Realized Loss...............................    (113,330,459)
                                                              --------------
NET ASSETS..................................................  $4,334,525,136
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,923,040,727 and 275,974,937 shares of
    beneficial interest issued and outstanding).............  $        10.59
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.12
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $740,918,246 and 69,944,966 shares of
    beneficial interest issued and outstanding).............  $        10.59
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $670,566,163 and 63,377,110 shares of
    beneficial interest issued and outstanding).............  $        10.58
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2004

INVESTMENT INCOME:
Interest....................................................  $267,981,249
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    20,392,028
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $6,476,839, $7,499,019 and $6,414,408,
  respectively).............................................    20,390,266
Shareholder Services........................................     1,867,835
Custody.....................................................       285,971
Legal.......................................................       147,186
Trustees' Fees and Related Expenses.........................        65,048
Other.......................................................     1,266,259
                                                              ------------
    Total Expenses..........................................    44,414,593
    Less Credits Earned on Cash Balances....................        43,533
                                                              ------------
    Net Expenses............................................    44,371,060
                                                              ------------
NET INVESTMENT INCOME.......................................  $223,610,189
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(39,834,067)
  Futures...................................................       520,475
                                                              ------------
Net Realized Loss...........................................   (39,313,592)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     5,907,836
                                                              ------------
  End of the Period:
    Investments.............................................    58,316,061
    Futures.................................................     1,110,425
                                                              ------------
                                                                59,426,486
                                                              ------------
Net Unrealized Appreciation During the Period...............    53,518,650
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 14,205,058
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $237,815,247
                                                              ============

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE                FOR THE
                                                        YEAR ENDED             YEAR ENDED
                                                     NOVEMBER 30, 2004      NOVEMBER 30, 2003
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $  223,610,189         $  169,173,964
Net Realized Loss..................................      (39,313,592)           (28,659,813)
Net Unrealized Appreciation During the Period......       53,518,650             85,775,017
                                                      --------------         --------------
Change in Net Assets from Operations...............      237,815,247            226,289,168
                                                      --------------         --------------

Distributions from Net Investment Income:
  Class A Shares...................................     (152,246,808)          (114,294,276)
  Class B Shares...................................      (38,268,182)           (33,660,856)
  Class C Shares...................................      (32,802,259)           (21,538,964)
                                                      --------------         --------------
Total Distributions................................     (223,317,249)          (169,494,096)
                                                      --------------         --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       14,497,998             56,795,072
                                                      --------------         --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................    1,205,583,844          1,884,890,663
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................      144,949,703            106,623,022
Cost of Shares Repurchased.........................     (822,180,812)          (592,540,159)
                                                      --------------         --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................      528,352,735          1,398,973,526
                                                      --------------         --------------
TOTAL INCREASE IN NET ASSETS.......................      542,850,733          1,455,768,598
NET ASSETS:
Beginning of the Period............................    3,791,674,403          2,335,905,805
                                                      --------------         --------------
End of the Period (Including accumulated
  undistributed
  net investment income of ($12,712) and $453,853,
  respectively)....................................   $4,334,525,136         $3,791,674,403
                                                      ==============         ==============

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                          ------------------------------------------------------
                                          2004        2003      2002 (a)      2001       2000
                                        ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $  10.55    $  10.35    $  10.58    $  10.56    $10.96
                                        --------    --------    --------    --------    ------
  Net Investment Income...............       .62         .64         .65         .65       .67
  Net Realized and Unrealized
    Gain/Loss.........................       .04         .20        (.24)        .03      (.40)
                                        --------    --------    --------    --------    ------
Total from Investment Operations......       .66         .84         .41         .68       .27
Less Distributions from Net Investment
  Income..............................       .62         .64         .64         .66       .67
                                        --------    --------    --------    --------    ------
NET ASSET VALUE, END OF THE PERIOD....  $  10.59    $  10.55    $  10.35    $  10.58    $10.56
                                        ========    ========    ========    ========    ======

Total Return (b)......................     6.42%       8.34%       3.95%       6.62%     2.60%
Net Assets at End of the Period (In
  millions)...........................  $2,923.0    $2,437.8    $1,525.2    $1,283.9    $995.0
Ratio of Expenses to Average Net
  Assets..............................      .85%        .90%        .89%        .90%      .91%
Ratio of Net Investment Income to
  Average Net Assets..................     5.87%       6.08%       6.15%       6.07%     6.28%
Portfolio Turnover....................       29%         15%         15%         15%       19%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED NOVEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2004      2003     2002 (a)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.55    $10.35     $10.58     $10.55    $10.95
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .54       .56        .57        .57       .59
  Net Realized and Unrealized Gain/Loss.....     .04       .20       (.24)       .04      (.40)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .58       .76        .33        .61       .19
Less Distributions from Net Investment
  Income....................................     .54       .56        .56        .58       .59
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.59    $10.55     $10.35     $10.58    $10.55
                                              ======    ======     ======     ======    ======

Total Return (b)............................   5.62%     7.52%      3.16%      5.89%     1.80%
Net Assets at End of the Period (In
  millions).................................  $740.9    $748.4     $527.2     $443.5    $365.4
Ratio of Expenses to Average Net Assets.....   1.60%     1.65%      1.64%      1.65%     1.66%
Ratio of Net Investment Income to Average
  Net Assets................................   5.12%     5.34%      5.40%      5.32%     5.52%
Portfolio Turnover..........................     29%       15%        15%        15%       19%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED NOVEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2004      2003     2002 (a)     2001      2000
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.54    $10.34     $10.57     $10.54    $10.93
                                              ------    ------     ------     ------    ------
  Net Investment Income.....................     .54       .56        .57        .57       .59
  Net Realized and Unrealized Gain/Loss.....     .04       .20       (.24)       .04      (.39)
                                              ------    ------     ------     ------    ------
Total from Investment Operations............     .58       .76        .33        .61       .20
Less Distributions from Net Investment
  Income....................................     .54       .56        .56        .58       .59
                                              ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.58    $10.54     $10.34     $10.57    $10.54
                                              ======    ======     ======     ======    ======

Total Return (b)............................   5.63%     7.52%(c)   3.26%      5.80%     1.90%
Net Assets at End of the Period (In
  millions).................................  $670.6    $605.5     $283.5     $185.1    $128.6
Ratio of Expenses to Average Net Assets.....   1.60%     1.65%      1.64%      1.65%     1.66%
Ratio of Net Investment Income to Average
  Net Assets................................   5.12%     5.34%(c)   5.34%      5.32%     5.52%
Portfolio Turnover..........................     29%       15%        15%        15%       19%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2004, the Fund had $17,640,498 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $109,321,354, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$2,095,208..................................................    November 30, 2005
19,058,901..................................................    November 30, 2009
26,540,455..................................................    November 30, 2010
25,224,929..................................................    November 30, 2011
36,401,861..................................................    November 30, 2012

    At November 30, 2004 the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................     $4,237,029,310
                                                                 ==============
Gross tax unrealized appreciation...........................        148,416,676
Gross tax unrealized depreciation...........................        (87,180,586)
                                                                 --------------
Net tax unrealized appreciation on investments..............     $   61,236,090
                                                                 ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of gains on futures transactions, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended November 30, 2004 and 2003 was as follows:

                                                               2004       2003
Distributions paid from:
  Ordinary Income...........................................  $12,729    $4,457
  Long-term capital gain....................................      -0-       -0-
                                                              -------    ------
                                                              $12,729    $4,457
                                                              =======    ======

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent differences relating to the Fund's investment in other regulated investment companies totaling $600 and book to tax accretion differences totaling $760,105 were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of November 30, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $112,243

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses, which are not realized for tax purposes until the first day of the following fiscal year, the deferral of losses related to wash sale transactions, gains and losses recognized for tax purposes on open futures transactions on November 30, 2004 and losses recognized for tax purposes but not book purposes.

F. EXPENSE REDUCTIONS During the year ended November 30, 2004, the Fund's custody fee was reduced by $43,533 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $300 million..........................................       .60%
Next $300 million...........................................       .55%
Over $600 million...........................................       .50%

    For the year ended November 30, 2004, the Fund recognized expenses of approximately $133,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended November 30, 2004, the Fund recognized expenses of approximately $165,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2004, the Fund recognized expenses of approximately $1,638,700 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $138,869 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At November 30, 2004, capital aggregated $2,961,075,102, $754,726,497 and
$672,640,222 for Classes A, B and C, respectively. For the year ended November 30, 2004, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A.................................................    88,318,735    $  932,436,882
  Class B.................................................     8,542,901        90,193,325
  Class C.................................................    17,349,602       182,953,637
                                                             -----------    --------------
Total Sales...............................................   114,211,238    $1,205,583,844
                                                             ===========    ==============
Dividend Reinvestment:
  Class A.................................................     9,702,442    $  102,381,551
  Class B.................................................     2,280,007        24,055,075
  Class C.................................................     1,756,191        18,513,077
                                                             -----------    --------------
Total Dividend Reinvestment...............................    13,738,640    $  144,949,703
                                                             ===========    ==============
Repurchases:
  Class A.................................................   (53,077,676)   $ (559,492,722)
  Class B.................................................   (11,809,069)     (124,402,402)
  Class C.................................................   (13,174,794)     (138,285,688)
                                                             -----------    --------------
Total Repurchases.........................................   (78,061,539)   $ (822,180,812)
                                                             ===========    ==============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

    At November 30, 2003, capital aggregated $2,485,749,391, $764,880,499 and
$609,459,196 for Classes A, B and C, respectively. For the year ended November 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A.................................................   117,225,723    $1,225,032,986
  Class B.................................................    27,241,623       284,660,420
  Class C.................................................    35,898,265       375,197,257
                                                             -----------    --------------
Total Sales...............................................   180,365,611    $1,884,890,663
                                                             ===========    ==============
Dividend Reinvestment:
  Class A.................................................     6,992,509    $   73,053,995
  Class B.................................................     1,954,035        20,409,737
  Class C.................................................     1,260,822        13,159,290
                                                             -----------    --------------
Total Dividend Reinvestment...............................    10,207,366    $  106,623,022
                                                             ===========    ==============
Repurchases:
  Class A.................................................   (40,497,712)   $ (422,232,725)
  Class B.................................................    (9,203,614)      (95,948,147)
  Class C.................................................    (7,144,161)      (74,359,287)
                                                             -----------    --------------
Total Repurchases.........................................   (56,845,487)   $ (592,540,159)
                                                             ===========    ==============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2004 and 2003, 2,723,088 and 189,334 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. For the years ended November 30, 2004 and 2003, 345,153 and 0 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended November 30, 2004, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $1,636,100 and CDSC on redeemed shares of approximately $1,370,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,711,846,026 and $1,155,443,896, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $18,241,300 and $683,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended November 30, 2004 are payments retained by Van Kampen of approximately $9,013,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $562,000.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Fund's portfolio in a changing interest rate environment, the Fund may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Fund expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended November 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at November 30, 2003............................        -0-
Futures Opened..............................................      4,600
Futures Closed..............................................     (3,300)
                                                                 ------
Outstanding at November 30, 2004............................      1,300
                                                                 ======

    The futures contracts outstanding as of November 30, 2004, and the descriptions and the unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
SHORT CONTRACTS:                                              CONTRACTS    DEPRECIATION
10-Year U.S. Treasury Notes Futures March 2005 (Current
  Notional Value of $110,750 per contract)..................      600       $  438,225
U.S. Treasury Bonds Futures March 2005 (Current Notional
  Value of $110,125 per contract)...........................      700          672,200
                                                                -----       ----------
                                                                1,300       $1,110,425
                                                                =====       ==========

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
January 7, 2005

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2004. The Fund designated 99.99% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 86

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)              Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

J. Miles Branagan (72)          Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                   since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                        August 1996, Chairman,                  in the Fund Complex.
                                                         Chief Executive Officer
                                                         and President, MDT
                                                         Corporation (now known as
                                                         Getinge/Castle, Inc., a
                                                         subsidiary of Getinge
                                                         Industrier AB), a company
                                                         which develops,
                                                         manufactures, markets and
                                                         services medical and
                                                         scientific equipment.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute and the
                                                         distributor of wire,                    University of Chicago
                                                         cable and communications                Hospitals and Health
                                                         connectivity products.                  Systems. Prior to January
                                                         Prior to July 2000,                     2004, Director of
                                                         Managing Partner of                     TeleTech Holdings Inc.
                                                         Equity Group Corporate                  and Arris Group, Inc.
                                                         Investment (EGI), a                     Prior to May 2002,
                                                         company that makes                      Director of Peregrine
                                                         private investments in                  Systems Inc. Prior to
                                                         other companies.                        February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)         Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1992, Executive Vice
                                                         President of La Salle
                                                         National Bank.

R. Craig Kennedy (52)           Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                     since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)             Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                   NUMBER OF
                                             TERM OF                                FUNDS IN
                                            OFFICE AND                                FUND
                               POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)        Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas    President    since       Executive Officer of                    General Partner of funds
New York, NY 10020             and Chief    1999;       funds in the Fund                       in the Fund Complex.
                               Executive    President   Complex. Chairman,
                               Officer      and Chief   President, Chief
                                            Executive   Executive Officer and
                                            Officer     Director of the Adviser
                                            since 2002  and Van Kampen Advisors
                                                        Inc. since December 2002.
                                                        Chairman, President and
                                                        Chief Executive Officer
                                                        of Van Kampen Investments
                                                        since December 2002.
                                                        Director of Van Kampen
                                                        Investments since
                                                        December 1999. Chairman
                                                        and Director of Van
                                                        Kampen Funds Inc. since
                                                        December 2002. President,
                                                        Director and Chief
                                                        Operating Officer of
                                                        Morgan Stanley Investment
                                                        Management since December
                                                        1998. President and
                                                        Director since April 1997
                                                        and Chief Executive
                                                        Officer since June 1998
                                                        of Morgan Stanley
                                                        Investment Advisors Inc.
                                                        and Morgan Stanley
                                                        Services Company Inc.
                                                        Chairman, Chief Executive
                                                        Officer and Director of
                                                        Morgan Stanley
                                                        Distributors Inc. since
                                                        June 1998. Chairman since
                                                        June 1998, and Director
                                                        since January 1998 of
                                                        Morgan Stanley Trust.
                                                        Director of various
                                                        Morgan Stanley
                                                        subsidiaries. President
                                                        of the Morgan Stanley
                                                        Funds since May 1999.
                                                        Previously Chief
                                                        Executive Officer of Van
                                                        Kampen Funds Inc. from
                                                        December 2002 to July
                                                        2003, Chief Strategic
                                                        Officer of Morgan Stanley
                                                        Investment Advisors Inc.
                                                        and Morgan Stanley
                                                        Services Company Inc. and
                                                        Executive Vice President
                                                        of Morgan Stanley
                                                        Distributors Inc. from
                                                        April 1997 to June 1998.
                                                        Chief Executive Officer
                                                        from September 2002 to
                                                        April 2003 and Vice
                                                        President from May 1997
                                                        to April 1999 of the
                                                        Morgan Stanley Funds.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                   NUMBER OF
                                             TERM OF                                FUNDS IN
                                            OFFICE AND                                FUND
                               POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)   Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                            since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                           December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                              Director, President,
                                                        Chief Executive Officer
                                                        and Managing Director of
                                                        Van Kampen Investments
                                                        and its investment
                                                        advisory, distribution
                                                        and other subsidiaries.
                                                        Prior to December 2002,
                                                        President and Chief
                                                        Executive Officer of
                                                        funds in the Fund
                                                        Complex. Prior to May
                                                        1998, Executive Vice
                                                        President and Director of
                                                        Marketing at Morgan
                                                        Stanley and Director of
                                                        Dean Witter, Discover &
                                                        Co. and Dean Witter
                                                        Realty. Prior to 1996,
                                                        Director of Dean Witter
                                                        Reynolds Inc.

Wayne W. Whalen* (65)          Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                       since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                       Meagher & Flom LLP, legal               in the Fund Complex.
                                                        counsel to funds in the
                                                        Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)       Vice President and       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  Secretary                since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)         Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                           since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                  and the Adviser. Vice President of the Morgan Stanley
                                                                  Institutional and Retail Funds since July 2004 and Vice
                                                                  President of funds in the Fund Complex as of August 2004.
                                                                  Previously, Managing Director and General Counsel of
                                                                  Americas, UBS Global Asset Management from July 2000 to July
                                                                  2004 and General Counsel of Aeitus Investment Management,
                                                                  Inc. from January 1997 to July 2000.

James M. Dykas (38)          Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza             and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                        Treasurer of funds in the Fund Complex. Prior to August
                                                                  2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)     Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                  Trust for over 5 years. Executive Vice President and Chief
                                                                  Investment Officer of funds in the Fund Complex. Managing
                                                                  Director and Chief Investment Officer of Van Kampen
                                                                  Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                  December 2002.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)       Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas  President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020           Principal Executive                  Investor Services. Executive Vice President and Principal
                             Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                  Director of Morgan Stanley. Chief Administrative Officer,
                                                                  Managing Director and Director of Morgan Stanley Investment
                                                                  Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                  Managing Director and Director of Morgan Stanley
                                                                  Distributors Inc. Chief Executive Officer and Director of
                                                                  Morgan Stanley Trust. Executive Vice President and Principal
                                                                  Executive Officer of the Institutional and Retail Morgan
                                                                  Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                  Chief Global Operations Officer and Managing Director of
                                                                  Morgan Stanley Investment Management Inc.

John L. Sullivan (49)        Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                        Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                  certain other subsidiaries of Van Kampen Investments. Prior
                                                                  August 2004, Vice President, Chief Financial Officer and
                                                                  Treasurer of funds in the Fund Complex and head of Fund
                                                                  Accounting for Morgan Stanley Investment Management. Prior
                                                                  to December 2002, Executive Director of Van Kampen
                                                                  Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 50, 150, 250
HYM ANR 1/05 RN04-02984P-Y11/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)  The Trust's Code of Ethics is attached hereto as Exhibit 11A.

         (2)  Not applicable.

         (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $45,500               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $115,000(2)
                        TAX FEES...................         $2,000(3)             $42,141(4)
                        ALL OTHER FEES...........           $0                    $140,435(5)
              TOTAL NON-AUDIT FEES..........                $2,000                $297,576

              TOTAL..............................           $47,500               $297,576


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $41,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $93,000(2)
                        TAX FEES..................          $1,370(3)             $70,314(4)
                        ALL OTHER FEES...........           $0                    $262,325(6)
              TOTAL NON-AUDIT FEES.........                 $1,370                $425,639

              TOTAL..............................           $43,000               $425,639

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


----------
1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -  Van Kampen Investments Inc.

         -  Van Kampen Asset Management

         -  Van Kampen Advisors Inc.

         -  Van Kampen Funds Inc.

         -  Van Kampen Investor Services Inc.

         -  Morgan Stanley Investment Management Inc.

         -  Morgan Stanley Trust Company

         -  Morgan Stanley Investment Management Ltd.

         -  Morgan Stanley Investment Management Company

         -  Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b)      Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By:  /s/ James M. Dykas
     ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005